UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Core Focus Fixed Income Portfolio

July 31, 2010

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Agency Asset-Backed Security – 0.10%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$19,257	$18,025
Total Agency Asset-Backed Security (cost $19,070)		18,025

Agency Collateralized Mortgage Obligations – 4.22%
Fannie Mae REMIC
Series 2002-90 A1 6.50% 6/25/42	2,433	2,759
Series 2004-49 EB 5.00% 7/25/24	215,000	236,098
Series 2005-110 MB 5.50% 9/25/35	92,371	101,694
Freddie Mac REMIC
Series 3027 DE 5.00% 9/15/25	190,000	208,060
Series 3123 HT 5.00% 3/15/26	95,000	102,555
Series 3173 PE 6.00% 4/15/35	90,000	98,526
Series 3416 GK 4.00% 7/15/22	43,401	45,362
Total Agency Collateralized Mortgage Obligations (cost $744,943)		795,054

Agency Mortgage-Backed Securities – 27.71%
Fannie Mae Relocation 30 yr 5.00% 2/1/36	118,192	125,091
Fannie Mae S.F. 15 yr
4.50% 8/1/19	7,841	8,400
4.50% 6/1/23	120,269	127,709
5.00% 1/1/20	8,881	9,544
5.00% 6/1/20	1,998	2,147
5.00% 2/1/21	5,159	5,526
5.50% 4/1/23	235,262	254,725
Fannie Mae S.F. 15 yr TBA
4.00% 8/1/25	465,000	486,288
4.50% 8/1/25	905,000	958,876
5.00% 8/1/25	465,000	496,678
5.50% 8/1/25	200,000	216,250
Fannie Mae S.F. 30 yr
5.00% 5/1/34	12,187	13,036
5.00% 1/1/35	16,749	17,915
5.00% 5/1/35	31,831	34,012
5.00% 6/1/35	56,481	60,351
5.00% 4/1/36	46,354	49,465
5.00% 12/1/36	222,957	238,236
5.00% 12/1/37	36,123	38,540
5.00% 2/1/38	24,557	26,200
6.00% 10/1/35	15,927	17,385
Fannie Mae S.F. 30 yr TBA
4.50% 9/1/40	500,000	520,938
5.00% 9/1/40	200,000	212,438
•Freddie Mac ARM 5.059% 8/1/38	186,888	198,552
Freddie Mac S.F. 15 yr 5.00% 12/1/22	173,282	185,648
Freddie Mac S.F. 15 yr TBA
5.00% 8/1/25	180,000	192,291
5.50% 8/1/25	180,000	194,288
Freddie Mac S.F. 30 yr
5.00% 3/1/34	35,793	38,285
5.00% 2/1/36	14,407	15,392
Freddie Mac S.F. 30 yr TBA
6.00% 8/1/40	365,000	396,424
6.50% 8/1/40	70,000	76,716
Total Agency Mortgage-Backed Securities (cost $5,099,209)		5,217,346

Commercial Mortgage-Backed Securities – 7.46%
•Bank of America Commercial Mortgage Securities
Series 2004-3 A5 5.596% 6/10/39	15,000	16,102
Series 2005-6 A4 5.35% 9/10/47	115,000	125,420
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	100,000	108,126
•Series 2005-T20 A4A 5.297% 10/12/42	35,000	38,052
•Series 2006-PW12 A4 5.907% 9/11/38	65,000	70,827
Series 2006-PW14 A4 5.201% 12/11/38	95,000	100,065
Series 2007-PW15 A4 5.331% 2/11/44	60,000	60,407
•wCommercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	8,592	8,649
Series 2005-C6 A5A 5.116% 6/10/44	75,000	80,670
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	30,000	31,786
#Crown Castle Towers Series 2006-1A B 144A 5.362% 11/15/36	55,000	56,837
First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1 C 6.403% 3/15/33	30,000	30,474
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	27,440	27,633
•Series 2004-GG2 A6 5.396% 8/10/38	45,000	48,106
Series 2005-GG4 A4 4.761% 7/10/39	160,000	164,930
Series 2005-GG4 A4A 4.751% 7/10/39	85,000	89,952
•Series 2006-GG6 A4 5.553% 4/10/38	45,000	47,706
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	75,000	79,086
•Series 2005-LDP3 A4A 4.936% 8/15/42	25,000	26,667
•Series 2005-LDP4 A4 4.918% 10/15/42	35,000	37,233
•Series 2005-LDP5 A4 5.36% 12/15/44	20,000	21,709
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	45,000	47,684
•Morgan Stanley Capital I Series 2007-T27 A4 5.802% 6/11/42	80,000	86,090
Total Commercial Mortgage-Backed Securities (cost $1,254,745)		1,404,211

Corporate Bonds – 29.45%
Banking – 6.62%
BB&T 5.25% 11/1/19	90,000	93,700
JPMorgan Chase 4.40% 7/22/20	100,000	100,441
JPMorgan Chase Capital XXV 6.80% 10/1/37	96,000	98,007
*KFW 4.00% 1/27/20	55,000	57,965
#NIBC Bank 144A 2.80% 12/2/14	100,000	102,150
Oesterreichische Kontrollbank
1.75% 3/11/13	50,000	50,754
*4.875% 2/16/16	90,000	100,823
PNC Funding 5.625% 2/1/17	138,000	148,546
•#Rabobank 144A 11.00% 6/29/49	85,000	107,655
Rentenbank
3.125% 7/15/15	55,000	57,683
*3.25% 3/15/13	45,000	47,426
4.125% 7/15/13	105,000	113,454
•USB Capital IX 6.189% 10/29/49	53,000	41,308
Wachovia
5.25% 8/1/14	20,000	21,427
5.625% 10/15/16	70,000	76,870
•Wells Fargo Capital XIII 7.70% 12/29/49	28,000	28,840
		1,247,049
Basic Industry – 1.50%
Alcoa 6.15% 8/15/20	25,000	25,382
ArcelorMittal 9.85% 6/1/19	25,000	32,352
Cytec Industries 8.95% 7/1/17	30,000	36,926
Dow Chemical 8.55% 5/15/19	35,000	43,781
International Paper 9.375% 5/15/19	45,000	58,605

Reliance Steel & Aluminum 6.85% 11/15/36	31,000	29,776
Teck Resources
9.75% 5/15/14	35,000	42,580
10.25% 5/15/16	10,000	12,114
		281,516
Brokerage – 1.00%
Goldman Sachs Group
3.70% 8/1/15	30,000	30,248
5.375% 3/15/20	48,000	49,501
Jefferies Group
6.25% 1/15/36	10,000	8,882
6.45% 6/8/27	64,000	60,754
Lazard Group 6.85% 6/15/17	37,000	38,351
		187,736
Capital Goods – 0.94%
Allied Waste North America
6.875% 6/1/17	45,000	49,737
7.125% 5/15/16	45,000	48,658
L-3 Communications 4.75% 7/15/20	35,000	35,830
*Thermo Fisher Scientific 3.20% 5/1/15	40,000	42,027
		176,252
Communications – 3.99%
American Tower 7.00% 10/15/17	45,000	51,694
AT&T 6.50% 9/1/37	20,000	22,854
Cisco Systems 4.45% 1/15/20	70,000	75,105
Comcast 5.90% 3/15/16	85,000	97,636
#Cox Communications 144A
6.45% 12/1/36	25,000	27,592
6.95% 6/1/38	20,000	23,356
DIRECTV Holdings/Finance 7.625% 5/15/16	130,000	144,470
#NBC Universal 144A 5.15% 4/30/20	35,000	37,273
Qwest 8.375% 5/1/16	60,000	68,550
Telecom Italia Capital
5.25% 10/1/15	43,000	45,333
6.175% 6/18/14	35,000	38,068
Time Warner Cable 8.25% 4/1/19	10,000	12,580
Verizon Communications
6.40% 2/15/38	30,000	34,076
7.35% 4/1/39	10,000	12,666
#Vivendi 144A
5.75% 4/4/13	45,000	48,507
6.625% 4/4/18	10,000	11,273
		751,033
Consumer Cyclical – 0.52%
w#CVS Pass Through Trust 144A 8.353% 7/10/31	63,913	77,335
International Game Technology 5.50% 6/15/20	20,000	20,872
		98,207
Consumer Non-Cyclical – 4.36%
Abbott Laboratories 4.125% 5/27/20	60,000	63,679
Amgen 4.50% 3/15/20	50,000	54,114
#Anheuser-Busch InBev Worldwide 144A 5.00% 4/15/20	65,000	69,933
Baxter International 4.50% 8/15/19	45,000	48,694
#Brambles USA 144A
3.95% 4/1/15	20,000	20,491
5.35% 4/1/20	20,000	20,864
CareFusion 6.375% 8/1/19	35,000	40,496
Covidien International Finance 4.20% 6/15/20	25,000	26,020
#Genzyme 144A
3.625% 6/15/15	15,000	15,786
5.00% 6/15/20	35,000	38,021
Hospira 6.40% 5/15/15	85,000	97,267
Kraft Foods 5.375% 2/10/20	25,000	27,398

Life Technologies
4.40% 3/1/15	5,000	5,248
6.00% 3/1/20	40,000	44,182
Medco Health Solutions 7.125% 3/15/18	55,000	65,883
Pfizer 6.20% 3/15/19	35,000	42,307
#Roche Holdings 144A 6.00% 3/1/19	20,000	23,635
St. Jude Medical 4.875% 7/15/19	10,000	11,044
Yale University 2.90% 10/15/14	60,000	63,223
Zimmer Holdings 4.625% 11/30/19	40,000	42,294
		820,579
Electric – 2.56%
#American Transmission Systems 144A 5.25% 1/15/22	35,000	36,904
Commonwealth Edison
4.00% 8/1/20	50,000	51,236
5.80% 3/15/18	5,000	5,758
Duke Energy Carolinas 4.30% 6/15/20	35,000	37,523
Duke Energy Indiana 3.75% 7/15/20	50,000	50,949
Illinois Power 9.75% 11/15/18	110,000	144,778
Indiana Michigan Power 7.00% 3/15/19	15,000	17,970
Jersey Central Power & Light 5.625% 5/1/16	5,000	5,474
PacifiCorp 5.50% 1/15/19	40,000	46,179
Pennsylvania Electric 5.20% 4/1/20	35,000	36,950
Public Service Oklahoma 5.15% 12/1/19	45,000	48,332
		482,053
Energy – 2.57%
EOG Resources 2.95% 6/1/15	20,000	20,662
Nexen 7.50% 7/30/39	40,000	49,807
Noble Energy 8.25% 3/1/19	50,000	62,465
Noble Holding International
4.90% 8/1/20	30,000	31,420
6.20% 8/1/40	10,000	10,803
Petrobras International Finance
5.75% 1/20/20	30,000	32,045
5.875% 3/1/18	20,000	21,679
Pride International 8.50% 6/15/19	55,000	61,738
Total Capital 4.45% 6/24/20	50,000	53,072
Transocean 6.80% 3/15/38	15,000	13,538
Weatherford International 9.625% 3/1/19	50,000	63,415
#Woodside Finance 144A
4.50% 11/10/14	50,000	52,121
8.125% 3/1/14	10,000	11,570
		484,335
Financials – 0.78%
City National Capital Trust I 9.625% 2/1/40	45,000	47,789
General Electric Capital 6.00% 8/7/19	90,000	99,797
		147,586
Insurance – 0.79%
MetLife 6.40% 12/15/36	115,000	107,237
Prudential Financial 3.875% 1/14/15	40,000	41,223
		148,460
Natural Gas – 2.38%
•Enbridge Energy Partners 8.05% 10/1/37	30,000	29,593
Energy Transfer Partners 9.70% 3/15/19	50,000	63,021
Enterprise Products Operating 9.75% 1/31/14	75,000	91,781
Kinder Morgan Energy Partners
6.55% 9/15/40	5,000	5,527
9.00% 2/1/19	40,000	51,978
#Midcontinent Express Pipeline 144A
5.45% 9/15/14	40,000	42,295
6.70% 9/15/19	15,000	15,960
Plains All American Pipeline 8.75% 5/1/19	35,000	43,677
#SEMCO Energy 144A 5.15% 4/21/20	55,000	58,758
•TransCanada Pipelines 6.35% 5/15/67	50,000	45,561
		448,151

Real Estate – 0.88%
Developers Diversified Realty 7.50% 4/1/17	10,000	9,914
#Digital Realty Trust 144A 5.875% 2/1/20	20,000	20,524
ProLogis 7.375% 10/30/19	30,000	29,499
Regency Centers 5.875% 6/15/17	32,000	34,081
•#USB Realty 144A 6.091% 12/29/49	100,000	70,750
		164,768
Technology – 0.31%
National Semiconductor
3.95% 4/15/15	15,000	15,463
6.60% 6/15/17	20,000	22,598
#Oracle 144A 3.875% 7/15/20	20,000	20,498
		58,559
Transportation – 0.25%
Burlington Northern Santa Fe 4.70% 10/1/19	25,000	26,755
#ERAC USA Finance 144A 5.25% 10/1/20	20,000	20,539
		47,294
Total Corporate Bonds (cost $5,224,142)		5,543,578

Non-Agency Asset Backed Securities – 7.42%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.269% 10/6/21	35,000	34,976
Ally Auto Receivables Trust Series 2010-2 A3 1.38% 7/15/14	15,000	15,114
•American Express Credit Account Master Trust Series 2009-2 A 1.59% 3/15/17	175,000	181,279
•Bank of America Credit Card Trust
Series 2007-A6 A6 0.40% 9/15/16	240,000	237,134
Series 2008-A5 A5 1.54% 12/16/13	130,000	131,193
Capital One Multi-Asset Execution Trust Series 2008-A3 A3 5.05% 2/15/16	100,000	109,968
•Chase Issuance Trust Series 2009-A2 A2 1.89% 4/15/14	100,000	102,174
•Citibank Credit Card Issuance Trust
Series 2004-C1 C1 0.99% 7/15/13	20,000	19,800
Series 2009-A2 A2 1.89% 5/15/14	100,000	102,345
CNH Equipment Trust
Series 2008-A A3 4.12% 5/15/12	4,455	4,476
Series 2008-A A4A 4.93% 8/15/14	40,000	41,422
Series 2008-B A3A 4.78% 7/16/12	11,725	11,847
Series 2009-C A3 1.85% 12/16/13	15,000	15,196
Series 2009-C A4 3.00% 8/17/15	40,000	41,796
Series 2010-A A4 2.49% 11/15/16	45,000	46,365
Discover Card Master Trust Series 2008-A4 A4 5.65% 12/15/15	110,000	123,321
•#Golden Credit Card Trust Series 2008-3 A 144A 1.34% 7/15/17	100,000	100,750
John Deere Owner Trust Series 2010-A A4 2.13% 10/17/16	30,000	30,719
•Merrill Auto Trust Securitization Series 2007-1 A4 0.40% 12/15/13	15,724	15,657
Mid-State Trust Series 11 A1 4.864% 7/15/38	12,190	11,812
World Omni Automobile Lease Securitization Trust Series 2009-A A3 1.65% 2/15/13	20,000	20,183
Total Non-Agency Asset Backed Securities (cost $1,369,202)		1,397,527

Non-Agency Collateralized Mortgage Obligations – 0.56%
w#Countrywide Home Loan Mortgage Pass Through Trust Series 2005-R2 2A4 144A 8.50% 6/25/35	75,481	74,813
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	20,777	19,049
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	13,131	12,605
Total Non-Agency Collateralized Mortgage Obligations (cost $112,158)		106,467

Regional Authorities – 2.97%Δ
Canada – 2.97%
Province of British Columbia 2.85% 6/15/15	60,000	63,115
Province of Manitoba 2.625% 7/15/15	25,000	26,018
Province of Nova Scotia 2.375% 7/21/15	35,000	35,481
Province of Ontario
4.10% 6/16/14	135,000	147,445
4.40% 4/14/20	95,000	102,851
Province of Quebec
4.875% 5/5/14	80,000	88,640
5.00% 3/1/16	85,000	96,362
Total Regional Authorities (cost $537,599)		559,912

Sovereign Agencies – 3.93%Δ
Canada – 0.76%
Export Development Canada
2.25% 5/28/15	35,000	35,948
3.125% 4/24/14	100,000	106,572
		142,520
Norway – 2.14%
Eksportfinans
1.875% 4/2/13	95,000	96,674
3.00% 11/17/14	95,000	99,360
5.50% 5/25/16	90,000	103,293
#Kommunalbanken 144A 2.75% 5/5/15	100,000	103,144
		402,471
Sweden – 1.03%
Swedish Export Credit 3.25% 9/16/14	185,000	194,842
		194,842
Total Sovereign Agencies (cost $716,288)		739,833

Supranational Banks – 3.27%
African Development Bank 3.00% 5/27/14	50,000	52,960
Asian Development Bank
1.625% 7/15/13	95,000	96,720
2.75% 5/21/14	65,000	68,233
Inter-American Development Bank
1.625% 7/15/13	65,000	65,979
2.25% 7/15/15	40,000	40,931
3.50% 7/8/13	70,000	74,688
International Bank for Reconstruction & Development 2.375% 5/26/15	65,000	67,239
*International Finance 3.00% 4/22/14	120,000	128,056
Nordic Investment Bank 2.50% 7/15/15	20,000	20,591
Total Supranational Banks (cost $597,608)		615,397

U.S. Treasury Obligations – 10.79%
U.S. Treasury Bond 4.625% 2/15/40	875,000	973,165
U.S. Treasury Notes
*1.00% 7/15/13	30,000	30,157
*1.875% 6/30/15	325,000	329,850
2.75% 5/31/17	15,000	15,452
*3.50% 5/15/20	650,000	682,706
Total U.S. Treasury Obligations (cost $1,991,472)		2,031,330

	Number of
	Shares
Preferred Stock – 0.16%
•PNC Financial Services Group 8.25%	28,000	29,322
Total Preferred Stock (cost $25,032)		29,322

	Principal
	Amount (U.S. $)
≠Discount Note – 21.60%
Federal Home Loan Bank 0.06% 8/2/10	$4,066,021	4,066,014
Total Discount Note (cost $4,066,014)		4,066,014

Total Value of Securities Before Securities Lending Collateral – 119.64%
(cost $21,757,482)		22,524,016

	Number of
	Shares
Securities Lending Collateral** – 7.28%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	1,286,288	1,286,288
BNY Mellon SL DBT II Liquidating Fund	82,946	81,419
@†Mellon GSL Reinvestment Trust II	43,827	1,863
Total Securities Lending Collateral (cost $1,413,061)		1,369,570

Total Value of Securities – 126.92%
(cost $23,170,543)		23,893,586 ©
Obligation to Return Securities Lending Collateral** – (7.51%)		(1,413,061)
Liabilities Net of Receivables and Other Assets (See Notes) – (19.41%)z		(3,654,576)
Net Assets Applicable to 2,034,674 Shares Outstanding – 100.00%		$18,825,949

ΔSecurities have been classified by country of origin.
•Variable rate security. The rate shown is the rate as of July 31, 2010. Interest rates reset periodically.
†Non income producing security.
*Fully or partially on loan.
**See Note 4 in "Notes."
©Includes $1,382,989 of securities loaned.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2010, the aggregate amount of Rule 144A securities was $1,365,564, which represented 7.25% of the Portfolio’s net assets. See Note 5 in "Notes."
@Illiquid security. At July 31, 2010, the aggregate amount of illiquid securities was $1,863, which represented 0.01% of the Portfolio’s net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
zOf this amount, $4,548,891 represents payable for securities purchased and $772,868 represents receivable for securities sold as of July 31, 2010.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
MASTR – Mortgage Asset Securitization Transactions, Inc.
REMIC - Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

1The following swap contracts were outstanding at July 31, 2010:

Swap Contracts
CDS Contracts

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Depreciation
Protection Purchased:
JPMorgan Chase Securities
Donnelley (R.R.) & Sons 5 yr CDS	$85,000	5.00%	6/20/14	$(12,012)

Protection Sold:
JPMorgan Chase Securities
MetLife 5 yr CDS	$20,000	1.00%	12/20/14	$(272)
Total				$(12,284)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Core Focus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no position for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$23,192,561
Aggregate unrealized appreciation	$756,359
Aggregate unrealized depreciation	(55,334)
Net unrealized appreciation	$701,025

For federal income tax purposes, at October 31, 2009, capital loss carryforwards of $1,160,937 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $289,534 expires in 2014, $133,275 expires in 2016 and $738,128 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2010:

	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$8,837,880	$100,750	$8,938,630
Corporate Debt	5,543,578	-	5,543,578
Foreign Debt	1,874,211	40,931	1,915,142
U.S. Treasury Obligations	2,031,330	-	2,031,330
Short-Term	4,066,014	-	4,066,014
Preferred Stock	29,322	-	29,322
Securities Lending Collateral	1,367,707	1,863	1,369,570
Total	$23,750,042	$143,544	$23,893,586

Swap Contracts	$(12,284)	$-	$(12,284)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-		Securities
	Backed	Foreign	Lending
	Securities	Debt	Collateral	Total
Balance as of 10/31/09	$133,316	$-	$4	$133,320
Purchases	-	39,770	-	39,770
Transfers out of Level 3	(35,000)	-	-	(35,000)
Net change in unrealized
appreciation/depreciation	2,434	1,161	1,859	5,454
Balance as of 7/31/10	$100,750	$40,931	$1,863	$143,544

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/10	$2,434	$1,161	$1,859	$5,454

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Portfolio’s year ending October 31, 2011 and interim periods therein. The impact of this update on current disclosures resulted in transfers out of Level 1 investments into Level 2 investments in the amount of $1,286,288, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund as a level 2 investment. Management has classified the BNY Mellon Securities Lending Overnight Fund as a level 2 investment because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in the Portfolio. During the year ended July 31, 2010, transfers out of Level 3 investments into Level 2 investments were made in the amount of $35,000 for the Portfolio. This was due to the Portfolio’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolio may use futures in the normal course of pursuing its investment objective. The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Portfolio because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No financial futures contracts were outstanding at July 31, 2010.

Swap Contracts – The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended July 31, 2010, the Portfolio entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At July 31, 2010, the net unrealized depreciation of credit default swaps was $12,284. If a credit event had occurred for all swap transactions where collateral posting was required as of July 31, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolio would have received $65,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the schedule of investments, at July 31, 2010, the notional value of the protection sold was $20,000, which reflects the maximum potential amount the Portfolio would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At July 31, 2010, the net unrealized depreciation of the protection sold was $272.

Credit default swaps may involve greater risks than if the Portfolio had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2010, the value of the securities on loan was $1,382,989, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2010, the value of invested collateral was $1,369,570. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to July 31, 2010 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio

July 31, 2010

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Securities – 0.24%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	134,798	$126,174
Total Agency Asset-Backed Securities (cost $133,708)			126,174

Agency Collateralized Mortgage Obligations – 3.01%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		13,793	16,470
Fannie Mae REMIC
Series 2002-90 A1 6.50% 6/25/42		22,710	25,751
Series 2002-90 A2 6.50% 11/25/42		56,983	63,188
Series 2003-122 AJ 4.50% 2/25/28		76,032	78,385
Fannie Mae Whole Loan Series 2004-W11 1A2 6.50% 5/25/44		54,501	61,255
Freddie Mac REMIC
Series 1730 Z 7.00% 5/15/24		161,224	182,510
Series 2326 ZQ 6.50% 6/15/31		150,005	167,396
Series 2662 MA 4.50% 10/15/31		114,247	120,282
Series 3022 MB 5.00% 12/15/28		192,063	198,273
Series 3123 HT 5.00% 3/15/26		270,000	291,474
Series 3131 MC 5.50% 4/15/33		335,000	364,152
Total Agency Collateralized Mortgage Obligations (cost $1,433,347)			1,569,136

Agency Mortgage-Backed Securities – 14.31%
Fannie Mae 6.50% 8/1/17		36,315	39,436
•Fannie Mae ARM
2.801% 8/1/34		75,598	79,092
4.898% 3/1/38		168,022	179,164
5.322% 4/1/36		102,874	108,086
Fannie Mae Relocation 30 yr
5.00% 11/1/33		27,212	28,801
Pool 763656 5.00% 1/1/34		29,834	31,575
Pool 763742 5.00% 1/1/34		12,695	13,436
5.00% 11/1/34		62,968	66,644
5.00% 10/1/35		117,254	124,098
5.00% 1/1/36		204,810	216,765
Fannie Mae S.F. 15 yr
4.50% 1/1/20		31,450	33,696
5.00% 7/1/14		3,551	3,735
5.00% 12/1/16		4,605	4,947
5.00% 5/1/20		38,455	41,325
5.00% 7/1/20		14,025	15,072
5.00% 5/1/21		9,357	10,070
5.50% 5/1/20		1,511	1,641
5.50% 6/1/23		278,284	301,306
6.00% 8/1/22		153,079	166,900
Fannie Mae S.F. 15 yr TBA
4.00% 8/1/25		500,000	522,891
4.50% 8/1/25		855,000	905,898
5.50% 8/25/25		270,000	291,938
Fannie Mae S.F. 20 yr 5.50% 8/1/28		437,074	472,061
Fannie Mae S.F. 30 yr
5.00% 3/1/34		24,825	26,576
Pool 808130 5.00% 3/1/35		43,144	46,101
Pool 814334 5.00% 3/1/35		21,786	23,303
5.00% 5/1/35		39,176	41,861
5.00% 6/1/35		59,704	63,796
5.00% 7/1/35		69,939	64,047
5.00% 12/1/37		65,021	69,372
5.00% 1/1/38		103,554	110,483
5.00% 2/1/38		47,579	50,763
7.00% 12/1/33		26,899	30,582
7.00% 5/1/35		4,965	5,542
7.00% 6/1/35		6,396	7,140
7.00% 12/1/37		153,854	171,686
7.50% 6/1/31		3,260	3,728
7.50% 6/1/34		37,628	42,590

Fannie Mae S.F. 30 yr TBA
4.50% 9/1/40	780,000	812,662
6.00% 8/1/40	20,000	21,725
•Freddie Mac ARM 3.417% 4/1/34	7,176	7,465
Freddie Mac Relocation 30 yr 5.00% 9/1/33	23,094	24,457
Freddie Mac S.F. 15 yr TBA 5.00% 8/1/25	500,000	534,141
Freddie Mac S.F. 30 yr 7.00% 11/1/33	3,477	3,959
Freddie Mac S.F. 30 yr TBA
5.00% 9/1/40	665,000	706,146
6.00% 8/1/40	500,000	543,047
GNMA I S.F. 30 yr
7.00% 12/15/34	353,722	399,155
7.50% 1/15/30	1,497	1,727
7.50% 12/15/31	786	908
7.50% 2/15/32	745	861
Total Agency Mortgage-Backed Securities (cost $7,266,964)		7,472,400

Commercial Mortgage-Backed Securities – 7.94%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	95,000	103,820
•Bank of America Commercial Mortgage Securities Series 2005-1 A5 5.314% 11/10/42	55,000	59,223
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40	330,000	356,818
Series 2005-PW10 AM 5.449% 12/11/40	232,000	228,788
•Series 2005-T20 A4A 5.297% 10/12/42	105,000	114,155
•Series 2006-PW12 A4 5.907% 9/11/38	45,000	49,034
Series 2006-PW14 A4 5.201% 12/11/38	150,000	157,997
Series 2007-PW15 A4 5.331% 2/11/44	270,000	271,834
wCommercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/16/34	63,578	64,006
Series 2005-C6 A5A 5.116% 6/10/44	160,000	172,095
Series 2006-C7 A2 5.69% 6/10/46	160,000	162,881
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	170,000	180,118
#Crown Castle Towers Series 2006-1A B 144A 5.362% 11/15/36	100,000	103,340
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A6 5.396% 8/10/38	175,000	187,078
Series 2005-GG4 A4 4.761% 7/10/39	250,000	257,702
Series 2005-GG4 A4A 4.751% 7/10/39	140,000	148,156
Series 2006-GG6 A4 5.553% 4/10/38	155,000	164,322
Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	70,000	75,818
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	115,000	121,266
Series 2003-C1 A2 4.985% 1/12/37	114,000	121,034
Series 2005-LDP4 A4 4.918% 10/15/42	110,000	117,018
•Series 2005-LDP5 A4 5.36% 12/15/44	55,000	59,699
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	20,000	21,193
Series 2004-C1 A4 4.568% 1/15/31	95,000	99,033
Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	17,254	17,755
•Series 2007-T27 A4 5.802% 6/13/42	335,000	360,504
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.561% 2/15/33	100,000	98,221
#Nationslink Funding Series 1998-2 F 144A 7.105% 8/20/30	29,178	31,539
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	100,000	104,049
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	135,000	138,271
Total Commercial Mortgage-Backed Securities (cost $3,757,661)		4,146,767

Convertible Bonds – 0.63%
fHologic 2.00% exercise price $38.59, expiration date 12/15/37	120,000	106,350
Linear Technology 3.00% exercise price $45.36, expiration date 5/1/27	125,000	127,188
Transocean 1.50% exercise price $168.61, expiration date 12/15/37	105,000	97,125
Total Convertible Bonds (cost $313,789)		330,663

Corporate Bonds – 45.27%
Banking – 7.49%
#Achmea Hypotheekbank 144A 3.20% 11/3/14	95,000	99,381
BB&T 5.25% 11/1/19	307,000	319,620
@#CoBank 144A 7.875% 4/16/18	250,000	284,846
#Export-Import Bank of Korea 144A 5.25% 2/10/14	420,000	452,667

JPMorgan Chase 4.40% 7/22/20		150,000	150,662
JPMorgan Chase Capital XXV 6.80% 10/1/37		295,000	301,167
KeyBank 5.80% 7/1/14		250,000	272,127
KFW 10.00% 5/15/12	BRL	140,000	80,814
Korea Development Bank 8.00% 1/23/14	USD	200,000	234,140
PNC Bank 6.875% 4/1/18		250,000	285,743
PNC Funding
5.125% 2/8/20		115,000	122,063
5.25% 11/15/15		135,000	146,162
•#Rabobank 144A 11.00% 12/29/49		195,000	246,973
Silicon Valley Bank 5.70% 6/1/12		274,000	285,740
•USB Capital IX 6.189% 4/15/49		165,000	128,601
Wachovia
5.25% 8/1/14		35,000	37,497
5.625% 10/15/16		165,000	181,193
•Wells Fargo Capital XIII 7.70% 12/29/49		130,000	133,900
Zions Bancorporation
5.50% 11/16/15		115,000	103,746
7.75% 9/23/14		40,000	41,536
			3,908,578
Basic Industries – 2.86%
Alcoa 6.15% 8/15/20		70,000	71,070
ArcelorMittal 9.85% 6/1/19		70,000	90,586
CF Industries 7.125% 5/1/20		60,000	64,200
Cytec Industries 8.95% 7/1/17		135,000	166,167
Dow Chemical 8.55% 5/15/19		150,000	187,634
Hexion Finance Escrow 8.875% 2/1/18		85,000	82,344
International Paper 9.375% 5/15/19		200,000	260,463
NewPage 11.375% 12/31/14		50,000	46,563
Reliance Steel & Aluminum 6.85% 11/15/36		82,000	78,763
Teck Resources
9.75% 5/15/14		90,000	109,491
10.25% 5/15/16		30,000	36,341
10.75% 5/15/19		85,000	106,308
Vale Overseas
6.875% 11/21/36		129,000	142,919
6.875% 11/10/39		45,000	49,833
			1,492,682
Brokerage – 1.37%
•Bear Stearns 5.267% 12/7/12	AUD	110,000	97,638
E Trade Financial PIK 12.50% 11/30/17	USD	25,000	28,250
Goldman Sachs Group
3.70% 8/1/15		25,000	25,207
5.375% 3/15/20		205,000	211,410
Jefferies Group
6.25% 1/15/36		10,000	8,882
6.45% 6/8/27		170,000	161,377
Lazard Group
6.85% 6/15/17		110,000	114,017
7.125% 5/15/15		64,000	68,415
			715,196
Capital Goods – 1.35%
Allied Waste North America
6.875% 6/1/17		90,000	99,474
7.125% 5/15/16		110,000	118,941
#BAE Systems Holdings 144A 4.95% 6/1/14		25,000	27,382
L-3 Communications 4.75% 7/15/20		175,000	179,151
#Meccanica Holdings USA 144A 6.25% 7/15/19		100,000	105,732
Thermo Fisher Scientific
*3.20% 5/1/15		125,000	131,334
4.70% 5/1/20		15,000	16,498
#USG 144A 9.75% 8/1/14		25,000	26,250
			704,762
Communications – 9.18%
American Tower 7.00% 10/15/17		120,000	137,850
AT&T
*5.80% 2/15/19		125,000	143,835
6.50% 9/1/37		180,000	205,686
*#Charter Communications Operating/Capital 144A 10.875% 9/15/14		45,000	50,625
Cisco Systems 4.45% 1/15/20		295,000	316,513

Comcast 5.90% 3/15/16		245,000	281,420
#Cox Communications 144A
6.25% 6/1/18		65,000	74,295
6.45% 12/1/36		55,000	60,703
6.95% 6/1/38		50,000	58,391
*Cricket Communications 9.375% 11/1/14		80,000	83,100
#Crown Castle Towers 144A 4.883% 8/15/20		100,000	100,875
CSC Holdings 8.50% 6/15/15		70,000	75,688
DirecTV Holdings/Finance 7.625% 5/15/16		370,000	411,184
Frontier Communications 7.125% 3/15/19		85,000	86,700
#Inmarsat Finance 144A 7.375% 12/1/17		100,000	103,000
*Intelsat Bermuda 11.25% 2/4/17		75,000	79,875
Lamar Media Group 6.625% 8/15/15		138,000	136,620
#NBC Universal 144A 5.15% 4/30/20		265,000	282,208
*Nielsen Finance 11.625% 2/1/14		68,000	76,670
*PAETEC Holding 8.875% 6/30/17		75,000	77,906
Qwest 8.375% 5/1/16		170,000	194,225
Rogers Communications
6.68% 11/4/39	CAD	30,000	31,470
7.50% 3/15/15	USD	55,000	66,559
Shaw Communication 6.75% 11/9/39	CAD	43,000	43,074
Sprint Nextel 6.00% 12/1/16	USD	85,000	80,538
Telecom Italia Capital
5.25% 10/1/15		190,000	200,308
6.175% 6/18/14		240,000	261,036
Telefonica Emisiones
3.729% 4/27/15		75,000	76,985
5.134% 4/27/20		75,000	78,938
Telesat Canada 11.00% 11/1/15		89,000	102,350
Time Warner Cable 8.25% 4/1/19		190,000	239,021
Verizon Communications
6.40% 2/15/38		50,000	56,793
7.35% 4/1/39		25,000	31,665
#Videotron 144A 7.125% 1/15/20	CAD	104,000	103,196
#Vivendi 144A
5.75% 4/4/13	USD	205,000	220,975
6.625% 4/4/18		95,000	107,094
#Wind Acquisition Finance 144A 11.75% 7/15/17		55,000	58,713
			4,796,084
Consumer Cyclical – 1.79%
w#CVS Pass Through Trust 144A 8.353% 7/10/31		349,063	422,365
Ford Motor Credit 7.25% 10/25/11		70,000	72,370
International Game Technology 5.50% 6/15/20		60,000	62,617
Macy's Retail Holdings 5.90% 12/1/16		62,000	63,860
MGM Mirage
*10.375% 5/15/14		25,000	27,750
11.125% 11/15/17		35,000	39,900
13.00% 11/15/13		15,000	17,550
*Sally Holdings 10.50% 11/15/16		70,000	76,650
Wal-Mart Stores 3.625% 7/8/20		150,000	151,046
			934,108
Consumer Non-Cyclical – 6.75%
Abbott Laboratories 4.125% 5/27/20		260,000	275,942
Amgen 4.50% 3/15/20		35,000	37,880
*#Anheuser-Busch InBev Worldwide 144A 5.00% 4/15/20		220,000	236,698
Baxter International 4.50% 8/15/19		180,000	194,774
#Brambles USA 144A
3.95% 4/1/15		50,000	51,228
5.35% 4/1/20		50,000	52,161
CareFusion 6.375% 8/1/19		200,000	231,405
Covidien International Finance 4.20% 6/15/20		140,000	145,712
General Mills 5.65% 2/15/19		105,000	120,398
#Genzyme 144A
3.625% 6/15/15		30,000	31,571
5.00% 6/15/20		105,000	114,064
HCA PIK 9.625% 11/15/16		50,000	54,125
Hospira 6.40% 5/15/15		230,000	263,195
Jarden 7.50% 5/1/17		95,000	98,088
Kraft Foods 5.375% 2/10/20		140,000	153,427
Life Technologies 6.00% 3/1/20		170,000	187,772

Medco Health Solutions 7.125% 3/15/18	210,000	251,554
#Mylan 144A 7.625% 7/15/17	50,000	53,375
Pfizer 6.20% 3/15/19	190,000	229,665
#Roche Holdings 144A 6.00% 3/1/19	295,000	348,617
St. Jude Medical 4.875% 7/15/19	30,000	33,133
Yale University 2.90% 10/15/14	160,000	168,596
Zimmer Holdings 4.625% 11/30/19	180,000	190,325
		3,523,705
Electric – 4.03%
#American Transmission Systems 144A 5.25% 1/15/22	130,000	137,072
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19	200,000	228,000
CMS Energy
6.55% 7/17/17	55,000	57,266
8.75% 6/15/19	20,000	22,938
Commonwealth Edison
4.00% 8/1/20	165,000	169,075
5.80% 3/15/18	15,000	17,275
*Duke Energy Carolinas 4.30% 6/15/20	205,000	219,776
Duke Energy Indiana 3.75% 7/15/20	20,000	20,380
Florida Power 5.65% 6/15/18	95,000	110,120
Illinois Power 9.75% 11/15/18	310,000	408,008
Indiana Michigan Power 7.00% 3/15/19	50,000	59,901
NRG Energy 7.375% 2/1/16	75,000	76,688
*PacifiCorp 5.50% 1/15/19	115,000	132,765
Pennsylvania Electric 5.20% 4/1/20	175,000	184,752
@#Power Receivables Finance 144A 6.29% 1/1/12	26,948	26,966
PPL Electric Utilities 7.125% 11/30/13	95,000	111,744
Public Service of Oklahoma 5.15% 12/1/19	115,000	123,516
		2,106,242
Energy – 4.50%
Chesapeake Energy 9.50% 2/15/15	60,000	67,650
•Enbridge Energy Partners 8.05% 10/1/37	75,000	73,982
Energy Transfer Partners 9.70% 3/15/19	145,000	182,765
EOG Resources 2.95% 6/1/15	105,000	108,477
Nexen 7.50% 7/30/39	120,000	149,420
Noble Energy 8.25% 3/1/19	135,000	168,659
Noble Holding International
*4.90% 8/1/20	75,000	78,549
6.20% 8/1/40	40,000	43,210
OPTI Canada 7.875% 12/15/14	151,000	131,370
Petrobras International Finance
5.75% 1/20/20	155,000	165,567
5.875% 3/1/18	20,000	21,679
PetroHawk Energy 10.50% 8/1/14	46,000	51,520
Plains All American Pipeline 8.75% 5/1/19	105,000	131,030
Pride International 8.50% 6/15/19	130,000	145,925
Range Resources 8.00% 5/15/19	50,000	53,875
#SEMCO Energy 144A 5.15% 4/21/20	160,000	170,932
Total Capital 4.45% 6/24/20	210,000	222,901
Transocean 6.80% 3/15/38	40,000	36,102
*Weatherford International 9.625% 3/1/19	150,000	190,248
#Woodside Finance 144A
4.50% 11/10/14	135,000	140,725
8.125% 3/1/14	15,000	17,354
		2,351,940
Finance Companies – 2.28%
#CDP Financial 144A 4.40% 11/25/19	250,000	261,018
City National Capital Trust I 9.625% 2/1/40	100,000	106,199
#ERAC USA Finance 144A 5.25% 10/1/20	50,000	51,348
General Electric Capital 6.00% 8/7/19	480,000	532,245
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	130,000	89,050
#International Lease Finance 144A 8.75% 3/15/17	150,000	153,375
		1,193,235
Insurance – 0.35%
Prudential Financial 3.875% 1/14/15	175,000	180,349
‡@=#◆Twin Reefs Pass Through Trust 144A 0.00% 12/31/49	300,000	0
		180,349
Natural Gas – 1.50%
Enterprise Products Operating
5.20% 9/1/20	105,000	112,706
•7.034% 1/15/68	50,000	47,818
9.75% 1/31/14	120,000	146,848

Kinder Morgan Energy Partners
6.55% 9/15/40	25,000	27,636
9.00% 2/1/19	115,000	149,437
#Midcontinent Express Pipeline 144A
5.45% 9/15/14	100,000	105,737
*6.70% 9/15/19	45,000	47,881
#Rockies Express Pipeline 144A 5.625% 4/15/20	25,000	24,342
•TransCanada PipeLines 6.35% 5/15/67	135,000	123,014
		785,419
Real Estate – 1.07%
Developers Diversified Realty 9.625% 3/15/16	105,000	115,134
#Digital Realty Trust 144A 5.875% 2/1/20	50,000	51,310
ProLogis
6.25% 3/15/17	45,000	43,613
7.375% 10/30/19	110,000	108,163
Regency Centers 5.875% 6/15/17	93,000	99,048
•#USB Realty 144A 6.091% 12/22/49	200,000	141,500
		558,768
Technology – 0.34%
National Semiconductor
3.95% 4/15/15	40,000	41,235
6.60% 6/15/17	60,000	67,792
#Oracle 144A 3.875% 7/15/20	65,000	66,620
		175,647
Transportation – 0.41%
Burlington Northern Santa Fe 4.70% 10/1/19	200,000	214,043
		214,043
Total Corporate Bonds (cost $22,591,126)		23,640,758

Non-Agency Asset-Backed Securities – 9.31%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.269% 10/6/21	95,000	94,934
Ally Auto Receivables Trust Series 2010-2 A3 1.38% 7/15/14	40,000	40,303
•#Ally Master Owner Trust Series 2010-1 A 144A 2.09% 1/15/15	100,000	101,741
•American Express Credit Account Master Trust Series 2010-1 B 0.94% 11/16/15	100,000	99,963
#Bank of America Auto Trust Series 2009-3A A4 144A 2.67% 12/15/16	170,000	175,997
•Bank of America Credit Card Trust
Series 2008-A5 A5 1.54% 12/16/13	120,000	121,101
Series 2010-A1 A1 0.64% 9/15/15	175,000	174,795
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	350,000	408,049
#CIT Equipment Collateral Series 2009-VT1 A3 144A 3.07% 8/15/16	100,000	101,148
Citibank Credit Card Issuance Trust
•Series 2004-C1 C1 0.99% 7/15/13	50,000	49,499
Series 2007-A3 A3 6.15% 6/15/39	150,000	187,189
#Citibank Omni Master Trust Series 2009-A13 A13 144A 5.35% 8/15/18	250,000	272,397
Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	300,000	240,460
CNH Equipment Trust
•Series 2007-A A4 0.38% 9/17/12	24,032	24,009
Series 2008-A A3 4.12% 5/15/12	17,820	17,906
Series 2008-A A4A 4.93% 8/15/14	145,000	150,155
Series 2008-B A3A 4.78% 7/16/12	14,656	14,808
Series 2009-C A3 1.85% 12/16/13	40,000	40,522
Series 2009-C A4 3.00% 8/17/15	95,000	99,265
Series 2010-A A4 2.49% 1/15/16	120,000	123,641
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	86,819	88,286
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	150,000	174,750
Series 2008-A4 A4 5.65% 12/15/15	100,000	112,110
•Series 2009-A1 A1 1.64% 12/15/14	315,000	319,987
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	150,000	146,527
#Ford Credit Auto Lease Trust 144A
Series 2009-A A3 3.71% 1/15/14	250,000	254,794
Series 2010-A A2 1.04% 3/15/13	250,000	250,473
Ford Credit Auto Owner Trust Series 2010-B B 2.54% 2/15/16	100,000	99,980
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.89% 9/15/14	100,000	101,728
#Series 2010-1 A 144A 1.99% 12/15/14	100,000	102,045
General Electric Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14	100,000	101,735
•#Golden Credit Card Trust Series 2008-3 A 144A 1.34% 7/15/17	150,000	151,125

Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12		28,670	29,051
Series 2009-4 A3 1.87% 2/15/14		100,000	101,340
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		11,680	11,757
Series 2008-A A3 4.93% 12/17/12		68,920	70,894
John Deere Owner Trust Series 2010-A A4 2.13% 10/17/16		90,000	92,158
•Merrill Auto Trust Securitization Series 2007-1 A4 0.40% 12/15/13		43,240	43,058
Mid-State Trust Series 11 A1 4.864% 7/15/38		14,628	14,174
World Omni Automobile Lease Securitization Trust Series 2009-A A3 1.65% 2/15/13		55,000	55,503
Total Non-Agency Asset-Backed Securities (cost $4,733,525)			4,859,357

Non-Agency Collateralized Mortgage Obligations – 1.83%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35		22,161	19,526
Bank of America Alternative Loan Trust
Series 2004-10 1CB1 6.00% 11/25/34		19,647	19,548
Series 2005-5 2CB1 6.00% 6/25/35		2,574	1,959
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		6,071	5,954
wCountrywide Home Loan Mortgage Pass Through Trust
@Series 2006-17 A5 6.00% 12/25/36		4,550	4,023
•Series 2006-HYB1 3A1 5.065% 3/20/36		148,806	87,254
First Horizon Asset Securities Series 2006-3 1A11 6.25% 11/25/36		205,254	199,771
#GSMPS Mortgage Loan Trust Series 1999-2 A 144A 8.00% 9/19/27		44,421	46,006
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		146,595	134,398
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34		100,908	100,567
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		99,799	95,800
Wells Fargo Mortgage Backed Securities Trust
•Series 2005-AR16 2A1 2.997% 10/25/35		7,631	7,091
Series 2006-4 1A8 5.75% 4/25/36		84,390	79,868
Series 2006-4 2A3 5.75% 4/25/36		203,490	77,798
•Series 2006-AR18 2A2 5.522% 11/25/36		275,019	77,439
Total Non-Agency Collateralized Mortgage Obligations (cost $1,326,241)			957,002

Regional Agencies – 0.84%Δ
Australia – 0.84%
New South Wales Treasury 6.00% 5/1/20	AUD	433,000	399,126
Queensland Treasury 6.00% 6/14/21	AUD	42,000	38,648
Total Regional Agencies (cost $422,752)			437,774

Regional Authorities – 0.71%Δ
Canada – 0.71%
Province of British Columbia Canada 2.85% 6/15/15	USD	60,000	63,115
Province of Manitoba Canada 2.625% 7/15/15		30,000	31,221
Province of Nova Scotia Canada 2.375% 7/21/15		105,000	106,444
*Province of Ontario Canada 4.40% 4/14/20		80,000	86,612
Province of Quebec Canada
4.50% 12/1/19	CAD	11,000	11,211
4.875% 5/5/14	USD	65,000	72,020
Total Regional Authorities (cost $357,649)			370,623

«Senior Secured Loans – 2.16%
ATI Holdings Term Tranche Loan 7.00% 2/18/16		114,713	111,701
Chester Downs & Marina Term Tranche Loan 12.375% 12/31/16		80,219	80,921
Ford Motor Term Tranche Loan B 3.258% 12/15/13		200,077	195,183
Knology Extended Term Tranche Loan 3.783% 6/2/14		164,171	160,477
Level 3 Communication Term Tranche Loan B 11.50% 3/13/14		135,000	146,729
Nuveen Investment 2nd Lien Term Tranche Loan 12.50% 7/9/15		65,000	71,988
Rental Services 2nd Lien Term Tranche Loan 3.817% 10/7/13		100,000	95,188
Rockwood Specialties Term Tranche Loan H 6.00% 5/15/14		125,635	126,656
Texas Competitive Electric Term Tranche Loan B2 3.729% 10/10/14		179,365	140,405
Total Senior Secured Loans (cost $1,042,521)			1,129,248

Sovereign Agencies – 0.65%Δ
Canada – 0.06%
Export Development Canada 2.25% 5/28/15		30,000	30,813
			30,813
Norway – 0.39%
#Kommunalbanken 144A 2.75% 5/5/15		200,000	206,287
			206,287
Republic of Korea – 0.20%
#Korea Expressway 144A 4.50% 3/23/15		100,000	104,429
			104,429
Total Sovereign Agencies (cost $328,844)			341,529

Sovereign Debt – 4.93%Δ
Australia – 1.11%
Australia Government Bonds
4.50% 4/15/20	AUD	439,000	375,982
6.00% 2/15/17	AUD	210,000	200,575
			576,557
Canada – 0.55%
Canadian Government Bond 2.50% 6/1/15	CAD	290,000	284,919
			284,919
Indonesia – 1.22%
Indonesia Treasury Bonds
9.50% 6/15/15	IDR	820,000,000	99,655
9.50% 7/15/23	IDR	260,000,000	31,527
10.50% 8/15/30	IDR	820,000,000	103,034
10.75% 5/15/16	IDR	1,345,000,000	173,062
11.00% 11/15/20	IDR	930,000,000	126,466
12.80% 6/15/21	IDR	700,000,000	105,004
			638,748
Norway – 2.05%
Eksportfinans
3.00% 11/17/14		105,000	109,819
5.50% 5/25/16		245,000	281,185
Norway Government Bonds
4.25% 5/19/17	NOK	1,180,000	211,854
4.50% 5/22/19	NOK	1,547,000	283,177
5.00% 5/15/15	NOK	1,018,000	186,224
			1,072,259
Total Sovereign Debt (cost $2,402,919)			2,572,483

Supranational Banks – 1.77%
Asian Development Bank 2.75% 5/21/14	USD	185,000	194,202
European Investment Bank 6.125% 1/23/17	AUD	66,000	60,583
Inter-American Development Bank
2.25% 7/15/15	USD	80,000	81,862
5.375% 5/27/14	AUD	170,000	154,681
International Bank for Reconstruction & Development
2.375% 5/26/15	USD	110,000	113,790
5.375% 12/15/14	NZD	11,000	8,200
7.50% 7/30/14	NZD	309,000	247,421
Nordic Investment Bank 2.50% 7/15/15	USD	60,000	61,772
Total Supranational Banks (cost $864,632)			922,511

U.S. Treasury Obligations – 2.84%
∞U.S. Treasury Bond 4.625% 2/15/40		100,000	111,219
U.S. Treasury Inflation Index Notes 1.625% 1/15/15		257,090	272,354
*U.S. Treasury Notes
1.00% 7/15/13		140,000	140,733
1.875% 6/30/15		520,000	527,759
3.50% 5/15/20		410,000	430,630
Total U.S. Treasury Obligations (cost $1,457,791)			1,482,695

		Number of
		Shares
Preferred Stock – 0.22%
•PNC Financial Services Group 8.25%		110,000	115,194
Total Preferred Stock (cost $108,414)			115,194

		Principal
		Amount°
≠Discount Note – 11.16%
Federal Home Loan Bank 0.06% 8/2/10	USD	5,829,030	5,829,020
Total Discount Note (cost $5,829,021)			5,829,020

Total Value of Securities Before Securities Lending Collateral – 107.82%
(cost $54,370,904)			56,303,334

	Number of
	Shares
Securities Lending Collateral** – 4.50%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	2,249,400	2,249,400
BNY Mellon Securities Lending DBT II Liquidating Fund	99,533	97,702
@†Mellon GSL Reinvestment Trust II	51,711	2,198
Total Securities Lending Collateral (cost $2,400,644)		2,349,300

Total Value of Securities – 112.32%
(cost $56,771,548)		58,652,634 ©
Obligation to Return Securities Lending Collateral** – (4.60%)		(2,400,644)
Liabilities Net of Receivables and Other Assets (See Notes) – (7.72%)z		(4,030,949)
Net Assets Applicable to 5,306,479 Shares Outstanding – 100.00%		$52,221,041

°Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
EUR – European Monetary Unit
IDR – Indonesian Rupiah
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

fStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2010.
zOf this amount, $6,403,745 represents payable for securities purchased as of July 31, 2010.
•Variable rate security. The rate shown is the rate as of July 31, 2010. Interest rates reset periodically.
*Fully or partially on loan.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
∞Fully or partially pledged as collateral for financial futures contracts.
‡Non income producing security. Security is currently in default.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2010, the aggregate amount of Rule 144A securities was $8,242,666 which represented 15.78% of the Portfolio’s net assets. See Note 5 in "Notes."
@Illiquid security. At July 31, 2010, the aggregate amount of illiquid securities was $318,033 which represented 0.61% of the Portfolio’s net assets. See Note 5 in “Notes."
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2010.
≠The rate shown is the effective yield at the time of purchase.
†Non income producing security.
**See Note 4 in “Notes.”
©Includes $2,330,152 of securities loaned.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
PIK – Pay-In-Kind
REMICs – Real Estate Mortgage Investment Conduits
S.F. – Single Family
TBA – To be announced
yr – Year

1The following foreign currency exchange contracts, financial futures contracts and swap contracts were outstanding at July 31, 2010:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(871,085)	USD	780,954	9/15/10	$(2,499)
AUD	(381,019)	USD	342,083	9/15/10	(605)
AUD	(34,748)	USD	31,152	9/15/10	(101)
AUD	51,486	USD	(46,295)	9/15/10	12
BRL	(17,259)	USD	9,688	9/15/10	(23)
BRL	37,404	USD	(20,945)	9/15/10	100
BRL	114,161	USD	(64,009)	9/15/10	222
CAD	(214,404)	USD	207,033	9/15/10	(1,406)
CAD	(83,503)	USD	80,633	9/15/10	(548)
CAD	(67,770)	USD	65,396	9/15/10	(489)
CAD	105,883	USD	(102,348)	9/15/10	590
EUR	(56,408)	USD	73,212	9/15/10	(295)
EUR	22,230	USD	(28,919)	9/15/10	51
EUR	22,999	USD	(29,896)	9/15/10	75
MXN	160,797	USD	(12,620)	9/15/10	20
MXN	469,381	USD	(36,952)	9/15/10	(54)
MYR	(690,192)	USD	216,354	9/15/10	231
MYR	345,276	USD	(108,230)	9/15/10	(112)
MYR	705,052	USD	(221,006)	9/15/10	(228)
NOK	(1,925,219)	USD	312,181	9/15/10	(3,901)
NOK	(1,084,587)	USD	175,420	9/15/10	(2,647)
NOK	(591,238)	USD	95,764	9/15/10	(1,305)
NOK	126,940	USD	(20,559)	9/15/10	282
NZD	(357,116)	USD	260,695	9/15/10	2,523
TRY	45,732	USD	(30,000)	9/15/10	87
ZAR	(53,728)	USD	7,278	9/15/10	(26)
					$(10,046)

Futures Contracts1

				Unrealized
Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
4 U.S. Treasury 5 yr Notes	$468,247	479,312	9/30/10	$11,065
5 U.S. Treasury 10 yr Notes	611,730	619,062	9/30/10	7,332
6 U.S. Ultra Bond	807,156	811,500	9/21/10	4,344
	$1,887,133			$22,741

Swap Contracts
CDS Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Bank of America Securities
CDX High Yield 14	$435,000	5.00%	6/20/15	$(16,915)
Barclays
CDX High Yield 14	460,000	5.00%	6/20/15	(5,999)
Kingdom of Spain 5 yr CDS	180,000	1.00%	3/20/15	3,974
Citigroup Global Markets
CDX High Yield 14	520,000	5.00%	6/20/15	(11,512)
Goldman
CDX High Yield 14	605,000	5.00%	6/20/15	(4,341)
JPMorgan Securities
CDX Emerging Markets 13	115,000	5.00%	6/20/15	(1,504)
CDX High Yield 14	150,000	5.00%	6/20/15	(3,117)
Donnelly (R.R.) CDS	310,000	5.00%	6/20/14	(43,808)
ITRAXX Europe Subordinate
Financials 13.1 5 yr CDS	580,000	1.00%	6/20/15	(23,359)
Penny (J.C.) 5 yr CDS	165,000	1.00%	3/20/15	3,394
Portuguese Republic 5 yr CDS	85,000	1.00%	6/20/15	2,863
Sunoco 5 yr CDS	85,000	1.00%	3/20/15	2,356
Viacom 5 yr CDS	130,000	1.00%	9/20/15	(672)
Morgan Stanley
CDX High Yield 14	255,000	5.00%	6/20/15	(8,929)
	$4,075,000			$(107,569)
Protection Sold:
Citigroup Global Markets
MetLife 5 yr CDS	$55,000	5.00%	9/20/14	$1,001
JPMorgan Securities
Comcast 5 yr CDS	130,000	1.00%	9/20/15	1,038
MetLife 5 yr CDS	280,000	1.00%	12/20/14	(3,808)
Valero Energy 5 yr CDS	85,000	1.00%	3/20/15	(149)
	$550,000			$(1,918)
Total				$(109,487)

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Core Focus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no position for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$56,845,862
Aggregate unrealized appreciation	$2,730,834
Aggregate unrealized depreciation	(924,062)
Net unrealized appreciation	$1,806,772

For federal income tax purposes, at October 31, 2009, capital loss carryforwards of $7,702,683 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $394,175 expires in 2013, $1,651,932 expires in 2014, $1,588,204 expires in 2015, $1,786,993 expires in 2016 and $2,281,379 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$18,775,682	$355,154	$19,130,836
Corporate Debt	-	24,997,473	103,196	25,100,669
Foreign Debt	-	4,563,058	81,862	4,644,920
U.S. Treasury Obligations	1,482,695	-	-	1,482,695
Short-Term	-	5,829,020	-	5,829,020
Other	-	115,194	-	115,194
Securities Lending Collateral	-	2,347,102	2,198	2,349,300
Total	$1,482,695	$56,627,529	$542,410	$58,652,634

Foreign Currency Exchange Contracts	$-	$(10,046)	$-	$(10,046)
Financial Futures Contracts	$-	$22,741	$-	$22,741
Swap Contracts	$-	$(109,487)	$-	$(109,487)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-			Securities
	Backed	Corporate	Foreign	Lending
	Securities	Debt	Debt	Collateral	Total
Balance as of 10/31/09	$393,675	$-	$378,852	$5	$772,532
Purchases	199,982	101,145	79,541	-	380,668
Sales	(196,272)	-	(380,590)	-	(576,862)
Net realized gain (loss)	(377,001)	-	(7,487)	-	(384,488)
Transfer into level 3	-	300,669	-	-	300,669
Transfers out of level 3	(95,000)	-	-	-	(95,000)
Net change in unrealized
appreciation/depreciation	429,770	(298,618)	11,546	2,193	144,891
Balance as of 7/31/10	$355,154	$103,196	$81,862	$2,198	$542,410

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/10	$7,697	$2,051	$9,225	$2,193	$21,166

In January 2010, the FASB issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending October 30, 2010 and interim periods therein. The impact of this update on current disclosures resulted in transfers out of Level 1 investments and into Level 2 investments in the amount of $2,249,400, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund as a level 2 investment. Management has classified the BNY Mellon Securities Lending Overnight Fund as a level 2 investment because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in the Fund. During the period ended July 31, 2010, transfers out of Level 3 investments into Level 2 investments were made in the amount of $95,000 for the Fund. This was due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolio may use futures in the normal course of pursuing its investment objective. The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Portfolio deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Portfolio because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing their investment objectives. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended July 31, 2010, the Portfolio entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At July 31, 2010, the aggregate unrealized depreciation of credit default swaps was $107,569. The Portfolio had posted $25,394 as collateral, net of collateral received, for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of July 31, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolio would have been required to pay $3,525,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the schedule of investments, at July 31, 2010, the notional value of the protection sold was $550,000, which reflects the maximum potential amount the Portfolio would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At July 31, 2010, the net unrealized depreciation of the protection sold was $1,918.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of July 31, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of		Schedule of
	Investments		Investments
	Assets Location	Fair Value	Assets Location	Fair Value
			Liabilities net of
Foreign currency exchange contracts	Receivables and other		receivables and other
(Forward Currency Contracts)	assets net of liabilities	$2,516	assets	$(12,562)

			Liabilities net of
	Receivables and other		receivables and other
Interest rate contracts (Futures)	assets net of liabilities	22,741	assets	-
			Liabilities net of
	Receivables and other		receivables and other
Credit contracts (Swaps)	assets net of liabilities	-	assets	(109,487)

Total		$25,257		$(122,049)

The effect of derivative instruments on the statement of operations for the period ended July 31, 2010 was as follows:

			Change in Unrealized
			Appreciation or
		Realized Gain or Loss	Depreciation on
	Location of Gain or Loss on	on Derivatives	Derivatives Recognized
	Derivatives Recognized in Income	Recognized in Income	in Income
	Net realized loss on foreign
	currencies and net change in
Foreign currency exchange contracts (Forward	unrealized appreciation/depreciation
Currency Contracts)	of investments and foreign currencies	$(130,358)	$83,440
	Net realized loss on futures contracts
	and net change in unrealized
	appreciation/depreciation of
Interest rate contracts (Futures)	Investments and foreign currencies	(669)	$34,366
	Net realized gain on swap contracts
	and net change in unrealized
	appreciation/depreciation
Credit contracts (Swaps)	of investments and foreign currencies	101,040	(187,391)
Total		$(29,987)	$(69,585)

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2010, the value of the securities on loan was $2,330,152, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2010, the value of invested collateral was $2,349,300. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Portfolio may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to July 31, 2010 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Delaware Macquarie Real Estate Portfolio

July 31, 2010

	Number of
	Shares	Value
Common Stock – 94.28%
Diversified REIT – 3.22%
Vornado Realty Trust	850	$70,363
		70,363
Health Care REITs – 9.77%
HCP	1,370	48,594
Health Care REIT	380	17,218
Healthcare Realty Trust	1,300	30,511
Medical Properties Trust	1,610	16,003
Nationwide Health Properties	920	34,426
Ventas	1,310	66,444
		213,196
Hotel REITs – 3.70%
DiamondRock Hospitality	980	9,094
Host Hotels & Resorts	5,000	71,700
		80,794
Industrial REITs – 2.86%
AMB Property	1,530	38,189
ProLogis	2,230	24,218
		62,407
Mall REITs – 13.77%
CBL & Associates Properties	1,420	19,979
Glimcher Realty Trust	2,540	16,891
Macerich	1,300	53,885
Simon Property Group	2,350	209,667
		300,422
Multifamily REITs – 19.31%
American Campus Communities	380	11,001
AvalonBay Communities	470	49,392
Boardwalk Real Estate Investment Trust	1,650	66,421
BRE Properties	1,230	51,045
Camden Property Trust	1,170	53,258
Canadian Apartment Properties	680	9,976
Equity Residential	2,640	121,044
Essex Property Trust	410	43,095
Post Properties	630	16,052
		421,284
Office REITs – 9.43%
Alexandria Real Estate Equities	470	33,159
BioMed Realty Trust	890	16,056
Boston Properties	1,020	83,537
Brandywine Realty Trust	980	11,133
Douglas Emmett	710	11,225
Mack-Cali Realty	410	13,210
SL Green Realty	620	37,349
		205,669
Office/Industrial REITs – 7.39%
Digital Realty Trust	1,080	68,277
Duke Realty	2,380	28,465
DuPont Fabros Technology	1,800	45,432
Liberty Property Trust	600	19,020
		161,194
Real Estate Operating Companies – 5.73%
Brookfield Properties	370	5,579
Brookfield Real Estate Services Fund Trust Unit	890	10,736
†CB Richard Ellis Group Class A	1,070	18,190
†Gaylord Entertainment	1,650	47,834
Jones Lang LaSalle	350	27,111
Marriott International Class A	460	15,599
		125,049
Self-Storage REITs – 4.07%
Public Storage	790	77,515
U-Store-it Trust	1,390	11,217
		88,732

Shopping Center REITs – 12.89%
Acadia Realty Trust	880	16,315
Federal Realty Investment Trust	280	21,893
Kimco Realty	3,360	50,635
Kite Realty Group Trust	2,520	11,693
Regency Centers	1,190	44,911
RioCan Real Estate Investment Trust	6,570	130,384
Tanger Factory Outlet Centers	120	5,364
		281,195
Specialty REIT – 2.14%
Entertainment Properties Trust	1,120	46,749
		46,749
Total Common Stock (cost $1,888,106)		2,057,054

	Principal
	Amount
≠Discount Note – 3.48%
Federal Home Loan Bank 0.06% 8/2/10	$76,000	76,000
Total Discount Note (cost $76,000)		76,000

Total Value of Securities – 97.76%
(cost $1,964,106)		2,133,054
Receivables and Other Assets Net of Liabilities (See Notes) – 2.24%		48,901
Net Assets Applicable to 235,296 Shares Outstanding – 100.00%		$2,181,955

†Non income producing security.
≠The rate shown is the effective yield at time of purchase.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The Delaware Macquarie Real Estate Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$1,964,516
Aggregate unrealized appreciation	$169,454
Aggregate unrealized depreciation	(916)
Net unrealized appreciation	$168,538

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3–inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2010:

	Level 1	Level 2	Total
Common Stock	$2,057,054	$-	$2,057,054
Short-Term	-	76,000	76,000
Total	$2,057,054	$76,000	$2,133,054

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standard Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Portfolio’s year ending October 31, 2010 and interim periods therein. Management has evaluated the impact of this update on its current disclosures and determined that there were no transfers of Level 1 investments into Level 2 investments that had a material impact to the Portfolio.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2010.

4. Credit and Market Risk
The Portfolio concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to July 31, 2010 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Emerging Markets Portfolio

July 31, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 93.88%Δ
Brazil – 11.39%
AES Tiete	179,594	$1,907,934
Cielo	1,444,037	13,082,441
Companhia de Concessoes Rodoviarias	513,300	11,776,109
CPFL Energia	380,947	8,791,668
Itau Unibanco Holding ADR	310,900	6,961,051
Redecard	749,400	11,485,956
Santos Brasil Participacoes	232,899	2,251,704
*Vale ADR	641,800	15,550,813
		71,807,676
Chile – 3.73%
Banco Santander ADR	85,500	7,097,355
Enersis ADR	683,700	14,179,938
#Inversiones Aguas Metropolitan ADR 144A	83,900	2,218,685
		23,495,978
■China – 20.82%
*Beijing Enterprises Holdings	1,030,128	6,810,051
China BlueChemical Class H	5,898,000	3,781,402
China Construction Bank Class H	22,252,000	18,878,749
*China Gas Holdings	4,808,000	2,438,818
China Merchants Holdings International	3,106,000	11,756,215
China Mobile	1,434,500	14,506,595
China Power International Development	6,120,000	1,347,306
China Resources Power Holdings	3,390,000	7,401,918
*China Shenhua Energy Series H	974,500	3,751,213
China Shipping Development Class H	6,858,000	10,082,827
China Yurun Food Group	2,609,000	8,565,111
CNOOC	3,773,000	6,353,504
Hengan International Group	729,500	6,283,045
*Industrial & Commercial Bank of China Series H	22,964,281	17,531,791
Jiangsu Expressway Class H	7,480,000	7,280,180
Xinao Gas Holdings	1,916,000	4,533,773
		131,302,498
Colombia – 1.89%
BanColombia ADR	202,800	11,890,164
		11,890,164
Czech Republic – 3.04%
CEZ	212,761	9,727,975
Komercni Banka	23,417	4,546,811
*Telefonica o2 Czech Republic	215,468	4,925,306
		19,200,092
Egypt – 1.55%
Mobinil-Egyptian Mobile Services	75,099	2,114,786
†Orascom Telecom Holding GDR	1,657,884	7,692,583
		9,807,369
India – 3.27%
Axis Bank	244,185	7,072,337
HCL Technologies	389,795	3,295,841
Rural Electrification	1,570,968	10,270,476
		20,638,654
Indonesia – 2.11%
Perusahaan Gas Negara	29,377,500	13,308,599
		13,308,599
Kazakhstan – 1.04%
KazMunaiGas Exploration Production GDR	333,891	6,554,280
		6,554,280
Malaysia – 1.95%
Maxis	4,518,000	7,506,939
=Tanjong	856,400	4,809,559
		12,316,498

Mexico – 3.70%
*Banco Compartamos	1,257,500	7,491,506
Grupo Aeroportuario del Pacifico ADR	219,800	7,141,302
Grupo Televisa ADR	203,100	3,858,900
Kimberly-Clark de Mexico Class A	769,000	4,830,402
		23,322,110
Peru – 1.19%
Creditcorp	77,130	7,537,144
		7,537,144
Philippines – 1.77%
Philippine Long Distance Telephone ADR	207,500	11,142,750
		11,142,750
Poland – 0.92%
Bank Pekao	56,649	3,020,519
†Polska Grupa Energetyczna	386,468	2,783,565
		5,804,084
Republic of Korea – 4.10%
KB Financial Group	224,932	9,794,122
KT&G	320,390	16,090,608
		25,884,730
Russia – 3.69%
†Gazprom ADR	366,829	7,923,506
LUKOIL ADR	211,764	12,091,725
Mobile TeleSystems ADR	147,000	3,263,400
		23,278,631
South Africa – 6.04%
African Bank Investments	2,560,652	11,758,669
Pretoria Portland Cement	1,115,243	4,930,171
Sasol	388,356	15,384,758
Tiger Brands	242,808	6,024,269
		38,097,867
Taiwan – 12.71%
Asustek Computer	840,984	6,349,281
Chunghwa Telecom	989,545	2,100,512
Chunghwa Telecom ADR	520,648	11,011,705
Far EasTone Telecommunications	3,759,765	5,242,220
HTC	449,400	8,260,952
Lite-On Technology	6,454,330	8,252,664
MediaTek	841,645	11,406,112
President Chain Store	2,858,715	9,383,824
Taiwan Semiconductor Manufacturing	9,300,588	18,143,235
		80,150,505
Thailand – 2.77%
Kasikornbank Foreign	1,255,354	4,045,138
Kasikornbank NVDR	840,200	2,603,253
PTT PCL Foreign	1,369,000	10,816,266
		17,464,657
Turkey – 6.20%
*Tofas Turk Otomobil Fabrikasi	1,375,510	5,246,904
Tupras Turkiye Petrol Rafine	558,633	12,692,835
Turkcell Iletisim Hizmet	2,030,707	11,922,354
Turkiye Garanti Bankasi	1,779,907	9,210,080
		39,072,173
Total Common Stock (cost $529,411,603)		592,076,459

Preferred Stock – 4.08%
Brazil – 2.62%
AES Tiete	206,500	2,583,672
Investimentos Itau	1,879,416	13,905,766
		16,489,438
Republic of Korea – 1.46%
Hyundai Motor	67,539	2,957,954
Samsung Electronics	13,307	6,266,750
		9,224,704
Total Preferred Stock (cost $19,535,829)		25,714,142

	Principal
	Amount (U.S. $)
≠Discount Note – 2.00%
Federal Home Loan Bank 0.06% 8/2/10	$12,624,066	12,624,045
Total Discount Note (cost $12,624,045)		12,624,045

Total Value of Securities Before Securities Lending Collateral – 99.96%
(cost $561,571,477)		630,414,646

	Number of
	Shares
Securities Lending Collateral** – 2.60%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	15,193,879	15,193,879
BNY Mellon Securities Lending DBT II Liquidating Fund	1,198,394	1,176,344
@†Mellon GSL Reinvestment Trust II	575,855	24,474
Total Securities Lending Collateral (cost $16,968,128)		16,394,697

Total Value of Securities – 102.56%
(cost $578,539,605)		646,809,343	©
Obligation to Return Securities Lending Collateral** – (2.69%)		(16,968,128)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.13%		834,428
Net Assets Applicable to 61,061,292 Shares Outstanding – 100.00%		$630,675,643

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2010, the aggregate amount of Rule 144A securities was $2,218,685, which represented 0.35% of Portfolio’s net assets. See Note 5 in “Notes.”
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†Non income producing security.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2010, the aggregate amount of fair valued securities was $4,809,559, which represented 0.76% of the Portfolio’s net assets. See Note 1 in "Notes.”
≠The rate shown is the effective yield at time of purchase.
**See Note 4 in “Notes.”
@Illiquid security. At July 31, 2010, the aggregate amount of illiquid securities was $24,474, which represented 0.00% of the Portfolio’s net assets. See Note 5 in “Notes.”
©Includes $16,328,971 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
CNY – Chinese Yuan Renminbi
HKD – Hong Kong Dollar
NVDR – Non-Voting Depositary Receipts
USD – United States Dollar
ZAR – South African Rand

1The following foreign currency exchange contracts and foreign cross currency exchange contracts were outstanding at July 31, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
CNY	(464,837)	HKD	530,264	8/2/10	$(352)
HKD	1,675,468	USD	(215,719)	8/3/10	(10)
ZAR	(1,690,956)	USD	230,219	8/3/10	(1,406)
					$(1,768)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Emerging Markets Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$581,201,073
Aggregate unrealized appreciation	$94,794,198
Aggregate unrealized depreciation	(29,185,928)
Net unrealized appreciation	$65,608,270

For federal income tax purposes, at October 31, 2009, capital loss carryforwards of $47,656,081 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$585,048,215	$2,218,685	$4,809,559	$592,076,459
Short-Term	-	12,624,045	-	12,624,045
Securities Lending Collateral	-	16,370,223	24,474	16,394,697
Preferred Stock	25,714,142	-	-	25,714,142
Total	$610,762,357	$31,212,953	$4,834,033	$646,809,343

Foreign Currency Exchange Contracts	$-	$(1,768)	$-	$(1,768)

		Securities
	Common	Lending
	Stock	Collateral	Total
Balance as of 10/31/10	$-	$58	$58
Purchases	437,094	-	437,094
Sales	(517,963)	-	(517,963)
Net realized gain	215,585	-	215,585
Transfer into Level 3	3,140,900	-	3,140,900
Net change in unrealized
appreciation/depreciation	1,533,943	24,416	1,558,359
Balance as of 7/31/10	$4,809,559	$24,474	$4,834,033

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/10	$1,533,943	$24,416	$1,558,359

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Portfolio’s year ending October 31, 2011 and interim periods therein. The impact of this update on current disclosures resulted in transfers out of Level 1 investments into Level 2 investments in the amount of $15,193,879, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund as a level 2 investment. Management has classified the BNY Mellon Securities Lending Overnight Fund as a level 2 investment because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in the Portfolio.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts - The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2010, the value of the securities on loan was $16,328,971, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2010, the value of invested collateral was $16,394,697. Such investments are presented on the schedule of Investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to July 31, 2010 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Emerging Markets Portfolio II

July 31, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.09%Δ
Argentina – 1.22%
@Cresud ADR	7,100	$91,093
@IRSA Inversiones y Representaciones ADR	3,100	33,945
		125,038
Australia – 0.37%
Alumina ADR	6,700	37,721
		37,721
Brazil – 15.30%
All America Latina Logistica	4,700	44,264
Banco Bradesco ADR	4,730	88,120
Banco Santander Brasil ADR	12,800	170,496
Brasil Foods ADR	7,000	98,840
†Braskem ADR	5,200	79,456
Centrais Eletricas Brasileiras ADR	15,200	198,816
Cyrela Brazil Realty Empreendimentos e Participacoes	4,880	68,356
†Fibria Celulose ADR	5,300	83,210
†Hypermarcas	3,400	44,319
Light	4,100	51,578
Petroleo Brasileiro ADR	6,000	218,400
Santos Brasil Participacoes	6,400	61,876
Vale ADR	10,300	286,341
Vivo Participacoes	2,600	69,524
		1,563,596
China – 19.30%
†AsiaInfo-Linkage	3,900	79,560
Bank of China	190,000	100,290
China Construction Bank	114,860	97,448
China Mobile ADR	4,500	229,230
China Petroleum & Chemical ADR	500	40,260
China Unicom ADR	9,000	122,760
CNOOC ADR	200	33,684
Datang International Power Generation	118,000	50,588
†Focus Media Holding ADR	3,400	61,642
Fosun International	90,000	68,825
†Foxconn International Holdings	55,000	38,661
Franshion Properties China	100,000	28,967
Guangshen Railway	3,900	71,409
†Hollysys Automation Technologies	5,200	50,752
Huadian Power International	200,000	48,149
Huaneng Power International ADR	5,300	123,967
Industrial & Commercial Bank of China	131,100	100,087
PetroChina ADR	1,000	114,470
†Shanda Games ADR	7,900	52,377
†Shanda Interactive Entertainment ADR	3,900	155,649
Shanghai Forte Land	164,000	49,828
†Sina	1,500	64,170
†Sohu.com	2,300	108,146
Tianjin Development Holdings	56,000	36,552
Tingyi Cayman Islands Holding	10,000	25,362
Tsingtao Brewery	4,000	18,951
		1,971,784
Hungary – 0.31%
OTP Bank	1,324	31,818
		31,818
India – 1.20%
#Reliance Industries GDR 144A	2,800	122,920
		122,920

Indonesia – 0.98%
Tambang Batubara Bukit Asam	23,000	42,964
United Tractors	25,500	57,475
		100,439
Israel – 0.45%
Israel Chemicals	3,700	46,054
		46,054
Malaysia – 2.51%
Hong Leong Bank	16,200	45,846
KLCC Property Holdings	45,200	45,289
Malayan Banking	38,700	94,083
†UEM Land Holdings	133,100	71,070
		256,288
Mexico – 4.26%
America Movil Class L ADR	1,100	54,571
Cemex ADR	14,000	132,160
†Empresas ICA ADR	5,300	53,318
Fomento Economico Mexicano ADR	1,400	68,152
Grupo Televisa ADR	4,500	85,500
Wal-Mart de Mexico	17,469	41,131
		434,832
Peru – 1.27%
Cia de Minas Buenaventura ADR	1,600	61,776
Creditcorp	700	68,404
		130,180
Poland – 2.38%
†Polska Grupa Energetyczna	5,876	42,322
Polski Koncern Naftowy Orlen	4,282	54,397
†Powszechny Zaklad Ubezpieczen	1,140	146,121
		242,840
Republic of Korea – 14.11%
KB Financial Group ADR	5,200	222,456
KT ADR	6,500	122,525
KT&G	621	31,188
LG Display ADR	2,700	41,499
LG Electronics	756	64,238
LG Uplus	11,670	78,639
Lotte Chilsung Beverage	165	109,233
Lotte Confectionery	70	79,839
POSCO ADR	1,000	104,010
Samsung Electronics	374	256,132
Samsung Life Insurance	880	81,843
SK Telecom ADR	15,300	250,614
		1,442,216
Russia – 5.88%
†Gazprom ADR	9,100	196,560
LUKOIL ADR	1,200	68,520
†MMC Norilsk Nickel ADR	3,023	49,698
†Rosenfet Oil GDR	12,900	84,237
@Sberbank	60,580	169,624
VTB Bank GDR	6,000	32,520
		601,159
South Africa – 7.65%
ABSA Group	2,483	46,289
†Anglo Platinum	579	55,795
ArcelorMittal Steel South Africa	7,718	89,990
Impala Platinum Holdings	1,994	53,980
MTN Group	8,049	129,034
Sasol ADR	2,300	91,172
Standard Bank Group	6,020	93,660
Vodacom Group	26,143	222,183
		782,103
Taiwan – 8.38%
Asustek Computer	27,000	203,844
Cathay Financial Holding	35,000	55,147
Chunghwa Telecom ADR	2,700	57,105
†Fubon Financial Holding	62,000	76,174
Hon Hai Precision Industry	18,000	72,591
HTC	4,200	77,205
MediaTek	2,004	27,159
Taiwan Semiconductor Manufacturing	42,000	81,932
Taiwan Semiconductor Manufacturing ADR	9,000	90,900
United Microelectronics	258,000	114,532
		856,589

Thailand – 1.70%
Bangkok Bank	12,300	52,020
@PTT Exploration & Production	5,800	26,776
PTT	7,700	60,837
Siam Cement NVDR	4,000	33,462
		173,095
Turkey – 2.09%
Akbank	7,956	44,071
†Turk Sise ve Cam Fabrikalari	35,449	44,446
Turkcell Iletisim Hizmet ADR	6,000	87,001
Turkiye Is Bankasi Class C	10,009	37,515
		213,033
United Kingdom – 0.48%
†Anglo American ADR	2,500	49,420
		49,420
United States – 7.25%
Archer-Daniels-Midland	7,600	207,936
Bunge	4,500	223,425
†MEMC Electronic Materials	9,900	94,644
†Yahoo	15,500	215,140
		741,145
Total Common Stock (cost $9,708,248)		9,922,270

	Principal
	Amount
≠Discount Note – 2.19%
Federal Home Loan Bank 0.06% 8/2/10	$224,001	224,001
Total Discount Note (cost $224,001)		224,001

Total Value of Securities – 99.28%
(cost $9,932,249)		10,146,271
Receivables and Other Assets Net of Liabilities (See Notes) – 0.72%		73,208
Net Assets Applicable to 1,176,473 Shares Outstanding – 100.00%		$10,219,479

ΔSecurities have been classified by country of origin.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2010, the aggregate amount of Rule 144A securities was $122,920, which represented 1.20% of Portfolio’s net assets. See Note 4 in “Notes.”
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.
@Illiquid security. At July 31, 2010, the aggregate amount of illiquid securities was $321,438, which represented 3.15% of the Portfolio’s net assets. See Note 4 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
NVDR – Non-Voting Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The Emerging Markets Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$9,932,249
Aggregate unrealized appreciation	$379,272
Aggregate unrealized depreciation	(165,250)
Net unrealized appreciation	$214,022

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3–inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2010:

	Level 1	Level 2	Total
Common Stock	$9,872,850	$49,420	$9,922,270
Short-Term	-	224,001	224,001
Total	$9,872,850	$273,421	$10,146,271

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standard Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending October 31, 2010 and interim periods therein. Management has evaluated the impact of this update on its current disclosures and determined that there were no transfers of securities between Level 1 and Level 2 that had a material impact to the Fund. Utilizing international fair value pricing could cause transfers from Level 1 to Level 2 in the hierarchy.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2010.

4. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to July 31, 2010 that would require recognition or disclosure in the Portfolio’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio

July 31, 2010

	Number of
	Shares	Value
Common Stock – 98.14%
Consumer Discretionary – 22.98%
†DineEquity	1,875	$68,363
Fastenal	1,850	90,798
Gentex	3,200	61,664
†Interval Leisure Group	4,500	62,595
†NetFlix	1,125	115,369
Ritchie Bros Auctioneers	3,400	63,274
Strayer Education	575	137,654
Weight Watchers International	4,450	121,886
		721,603
Consumer Staples – 7.67%
†Peet's Coffee & Tea	3,400	138,142
†Whole Foods Market	2,700	102,519
		240,661
Energy – 4.43%
Core Laboratories	1,800	139,050
		139,050
Financial Services – 13.97%
†Affiliated Managers Group	1,900	134,577
Heartland Payment Systems	6,200	97,836
†IntercontinentalExchange	1,080	114,070
†optionsXpress Holdings	5,900	92,040
		438,523
Health Care – 13.30%
†ABIOMED	5,800	64,322
†athenahealth	3,150	87,476
Perrigo	2,350	131,624
Techne	2,300	134,319
		417,741
Producer Durables – 11.51%
C.H. Robinson Worldwide	2,000	130,400
Expeditors International of Washington	3,050	130,052
Graco	3,200	101,024
		361,476
Technology – 19.86%
Blackbaud	5,600	132,664
†SBA Communications Class A	4,300	155,574
†Teradata	2,950	93,810
†VeriFone Holdings	5,900	129,092
†VeriSign	4,000	112,600
		623,740
Utilities – 4.42%
†j2 Global Communications	5,900	138,827
		138,827
Total Common Stock (cost $2,393,911)		3,081,621

	Principal
	Amount
≠Discount Note – 2.10%
Federal Home Loan Bank 0.06% 8/2/10	$66,000	66,000
Total Discount Note (cost $66,000)		66,000

Total Value of Securities – 100.24%
(cost $2,459,911)		3,147,621
Liabilities Net of Receivables and Other Assets (See Notes) – (0.24%)		(7,415)
Net Assets Applicable to 285,935 Shares Outstanding – 100.00%		$3,140,206

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$2,759,484
Aggregate unrealized appreciation	$572,375
Aggregate unrealized depreciation	(184,238)
Net unrealized appreciation	$388,137

For federal income tax purposes, at October 31, 2009, capital loss carryforwards of $1,841,719 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $636,923 expires in 2016 and $1,204,796 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 30, 2010:

	Level 1	Level 2	Total
Common Stock	$3,081,621	$-	$3,081,621
Short-Term	-	66,000	66,000
Total	$3,081,621	$66,000	$3,147,621

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Portfolios' year ending October 31, 2010 and interim periods therein. Management has evaluated the impact of this update on its current disclosures and determined that there were no transfers of securities between Level 1 and Level 2 that had a material impact to the Portfolio. Utilizing international fair value pricing could cause transfers from Level 1 to Level 2 in the hierarchy.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2010.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to July 30, 2010 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Global Fixed Income Portfolio

July 31, 2010

		Principal	Value
		Amount°	(U.S. $)
Bonds – 98.02%
Australia – 6.87%
Australian Government
5.25% 3/15/19	AUD	5,700,000	$5,200,660
6.00% 2/15/17	AUD	4,090,000	3,906,442
			9,107,102
Austria – 2.54%
Oesterreichische Kontrollbank 4.875% 2/16/16	USD	3,000,000	3,360,768
			3,360,768
Denmark – 3.50%
Kingdom of Denmark 2.75% 11/15/11	USD	4,500,000	4,633,353
			4,633,353
France – 4.02%
Agence Francaise de Developement 1.80% 6/19/15	JPY	440,000,000	5,327,856
			5,327,856
Germany – 6.86%
KFW 5.25% 7/4/12	EUR	1,850,000	2,605,848
Rentenbank
1.375% 4/25/13	JPY	429,000,000	5,099,677
5.00% 2/15/13	USD	1,260,000	1,386,398
			9,091,923
Greece – 2.00%
Hellenic Government 5.25% 5/18/12	EUR	2,200,000	2,651,439
			2,651,439
Ireland – 4.82%
Republic of Ireland
4.50% 10/18/18	EUR	1,829,000	2,376,426
5.00% 4/18/13	EUR	2,900,000	4,005,217
			6,381,643
Italy – 7.19%
Italy Buoni Poliennali Del Tesoro
4.00% 2/1/37	EUR	3,800,000	4,417,986
4.75% 2/1/13	EUR	1,200,000	1,667,282
Republic of Italy 3.70% 11/14/16	JPY	270,000,000	3,449,198
			9,534,466
Japan – 7.50%
Development Bank of Japan 2.30% 3/19/26	JPY	100,000,000	1,251,427
Japan Finance Organization for Municipal Enterprises
1.55% 2/21/12	JPY	95,000,000	1,121,108
2.00% 5/9/16	JPY	240,000,000	3,016,415
Japan Government
10 Year Bond 1.20% 6/20/11	JPY	335,000,000	3,914,719
30 Year Bond 2.30% 6/20/35	JPY	50,000,000	634,301
			9,937,970
Netherlands – 4.74%
Deutsche Telekom International Finance 8.75% 6/15/30	USD	758,000	1,024,907
E.ON International Finance 5.80% 4/30/18	USD	1,350,000	1,533,555
ING Bank
3.90% 3/19/14	USD	1,360,000	1,468,007
•6.125% 5/29/23	EUR	896,000	1,211,595
Telefonica Europe 8.25% 9/15/30	USD	818,000	1,048,049
			6,286,113
Norway – 4.62%
Eksportfinans 1.60% 3/20/14	JPY	512,000,000	6,117,398
			6,117,398
Poland – 3.86%
Poland Government 5.25% 10/25/17	PLN	16,000,000	5,114,644
			5,114,644
Qatar – 1.84%
#Qatar Government International Bond 144A 5.25% 1/20/20	USD	2,300,000	2,443,750
			2,443,750

Slovenia – 1.08%
Slovenia Government 4.375% 2/6/19	EUR	1,050,000	1,435,889
			1,435,889
Spain – 5.50%
Instituto de Credito Oficial
1.50% 9/20/12	JPY	150,000,000	1,704,742
5.375% 7/2/12	USD	1,100,000	1,163,952
Spanish Government 4.40% 1/31/15	EUR	2,700,000	3,759,490
Telefonica Emisiones 5.877% 7/15/19	USD	600,000	664,852
			7,293,036
Supranational – 9.69%
Asian Development Bank 2.35% 6/21/27	JPY	270,000,000	3,331,546
European Investment Bank
1.40% 6/20/17	JPY	304,000,000	3,667,004
1.90% 1/26/26	JPY	220,000,000	2,542,235
Nordic Investment Bank 1.70% 4/27/17	JPY	270,000,000	3,306,481
			12,847,266
United Kingdom – 5.32%
HSBC Holdings 6.25% 3/19/18	EUR	900,000	1,355,944
•Lloyds TSB Bank 5.625% 3/5/18	EUR	1,237,000	1,571,515
#Royal Bank of Scotland 144A 4.875% 8/25/14	USD	2,150,000	2,222,058
Standard Chartered Bank 5.875% 9/26/17	EUR	850,000	1,213,401
•Standard Life 6.375% 7/12/22	EUR	540,000	689,653
			7,052,571
United States – 16.07%
Bank of America
5.65% 5/1/18	USD	2,000,000	2,096,928
7.625% 6/1/19	USD	425,000	497,525
U.S. Treasury Bonds
4.50% 5/15/38	USD	800,000	873,625
7.50% 11/15/24	USD	240,000	349,987
U.S. Treasury Notes
2.375% 3/31/16	USD	4,300,000	4,413,546
3.625% 8/15/19	USD	2,600,000	2,771,844
3.75% 11/15/18	USD	3,800,000	4,138,736
4.00% 8/15/18	USD	5,000,000	5,554,299
•Zurich Finance 4.50% 6/15/25	EUR	450,000	594,973
			21,291,463
Total Bonds (cost $121,502,192)			129,908,650

≠Discount Note – 0.65%
Federal Home Loan Bank 0.06% 8/2/10	USD	864,004	864,003
Total Discount Note (cost $864,003)			864,003

Total Value of Securities – 98.67%
(cost $122,366,195)			130,772,653
Receivables and Other Assets Net of Liabilities (See Notes) – 1.33%			1,763,005
Net Assets Applicable to 12,056,341 Shares Outstanding – 100.00%			$132,535,658

°Principal amount is stated in the currency in which each security is denominated.
AUD – Australian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
PLN – Polish Zloty
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of July 31, 2010. Interest rates reset periodically.
≠The rate shown is the effective yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2010, the aggregate amount of Rule 144A securities was $4,665,808, which represented 3.52% of the Portfolio’s net assets. See Note 5 in “Notes.”

1The following foreign cross currency exchange contract was outstanding at July 31, 2010:

Foreign Currency Exchange Contracts

			Unrealized
Contracts to Deliver	In Exchange For	Settlement Date	Appreciation
EUR (5,082,359)	GBP 4,258,000	10/29/10	$53,840

The use of foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Pooled® Trust – The Global Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$122,420,447
Aggregate unrealized appreciation	$9,366,669
Aggregate unrealized depreciation	(1,014,463)
Net unrealized appreciation	$8,352,206

For federal income tax purposes, at October 31, 2009, capital loss carryforwards of $978,025 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $978,025 expires in 2016.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – inputs are significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2010:

	Level 1	Level 2	Total
Corporate Debt	$-	$15,724,955	$15,724,955
Foreign Debt	-	96,081,658	96,081,658
U.S. Treasury Obligations	18,102,037	-	18,102,037
Short-Term	-	864,003	864,003
Total	$18,102,037	$112,670,616	$130,772,653

Foreign Currency Exchange Contracts	$-	$53,840	$53,840

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Portfolio’s year ending October 31, 2010 and interim periods therein. Management has evaluated the impact of this update on its current disclosures and determined that there were no material impacts concerning transfers of securities between Level 1 and Level 2.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts and cross foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and cross foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio/may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2010.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio's 10% limit on investments in illiquid securities. As of July 31, 2010, no securities have been determined be illiquid under the Portfolio's Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to July 31, 2010 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Global Real Estate Securities Portfolio

July 31, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.29%Δ
Australia – 7.42%
*Charter Hall Office REIT	1,112,161	$246,499
*Commonwealth Property Office Fund	462,801	387,272
Goodman Group	827,317	460,286
†=@GPT Group-In Specie	1,337,300	0
Mirvac Group	121,808	146,007
Stockland	198,744	681,418
Westfield Group	219,339	2,422,769
		4,344,251
Canada – 4.77%
Boardwalk Real Estate Investment Trust	14,587	587,198
Canadian Real Estate Investment Trust	24,819	733,500
First Capital Realty	32,564	446,668
*H&R Real Estate Investment Trust	19,038	337,070
*RioCan Real Estate Investment Trust	34,710	688,831
		2,793,267
■China – 16.22%
*Champion REIT	1,700,155	831,746
China Overseas Land & Investment	205,164	439,515
China Resources Land	276,000	585,578
Great Eagle Holdings	161,000	418,693
Hang Lung Properties	127,242	530,755
*Henderson Land Development	88,655	551,847
*Hongkong Land Holdings	143,000	766,480
Hopson Development Holdings	290,000	394,258
Link REIT	194,500	505,813
New World Development	230,000	410,995
Renhe Commercial Holdings	956,000	205,538
Shenzhen Investment	1,254,000	426,207
Sino Land	154,000	291,445
Sun Hung Kai Properties	213,735	3,139,640
		9,498,510
Finland – 0.25%
Sponda	38,396	144,108
		144,108
France – 4.42%
Klepierre	21,683	691,880
*Unibail-Rodamco	9,621	1,898,266
		2,590,146
Germany – 0.77%
Alstria Office	39,539	453,440
		453,440
Italy – 0.35%
*Beni Stabili	249,304	206,145
		206,145
Japan – 8.93%
Japan Prime Realty Investment	129	291,213
Japan Real Estate Investment	43	380,817
*Japan Retail Fund Investment	234	301,507
Mitsubishi Estate	73,512	1,036,555
Mitsui Fudosan	85,446	1,266,160
Nippon Accommodations Fund	86	476,395
NTT Urban Development	226	183,406
Sumitomo Realty & Development	27,000	486,363
United Urban Investment	122	810,697
		5,233,113
Netherlands – 1.17%
*Corio	6,786	398,135
Vastned Retail	4,944	284,943
		683,078
Singapore – 5.54%
CapitaLand	221,145	643,899
CapitaMall Trust	492,104	691,091
Mapletree Logistics Trust	847,000	548,039
Parkway Life Real Estate Investment Trust	513,812	562,906

Suntec Real Estate Investment Trust	757,712	796,682
		3,242,617
Sweden – 0.45%
Hufvudstaden Class A	31,114	266,562
		266,562
Switzerland – 1.32%
PSP Swiss Property	11,725	773,825
		773,825
United Kingdom – 4.84%
Big Yellow Group	85,171	414,666
Derwent London	37,423	787,140
Great Portland Estates	119,845	567,126
Hammerson	63,746	388,344
Shaftesbury	107,853	677,176
		2,834,452
United States – 38.84%
Alexandria Real Estate Equities	5,630	397,197
AMB Property	13,641	340,479
Apartment Investment & Management	13,040	279,969
Associated Estates Realty	25,390	351,398
*AvalonBay Communities	6,438	676,569
*BioMed Realty Trust	27,656	498,914
Boston Properties	12,135	993,857
BRE Properties	10,465	434,298
*Camden Property Trust	8,791	400,166
*CBL & Associates Properties	14,238	200,329
Colonial Properties Trust	21,307	343,469
DiamondRock Hospitality	29,953	277,964
*Digital Realty Trust	11,914	753,203
*DuPont Fabros Technology	10,322	260,527
Entertainment Properties Trust	16,669	695,764
Equity Lifestyle Properties	6,177	326,949
Equity Residential	20,723	950,150
*Extra Space Storage	16,651	258,257
*Federal Realty Investment Trust	8,515	665,788
First Potomac Realty Trust	15,222	235,941
*†Gaylord Entertainment	11,300	327,587
HCP	20,742	735,719
Health Care REIT	5,069	229,676
*Host Hotels & Resorts	49,692	712,583
*Kilroy Realty	15,683	526,635
*Kimco Realty	29,014	437,241
Lexington Reality Trust	29,551	190,013
*Macerich	14,075	583,409
Nationwide Health Properties	18,613	696,498
*Omega Healthcare Investors	15,339	337,151
*Public Storage	16,232	1,592,683
*Regency Centers	8,877	335,018
Simon Property Group	30,136	2,688,733
SL Green Realty	10,156	611,797
Taubman Centers	7,450	305,376
UDR	24,451	516,161
Ventas	16,069	815,020
Vornado Realty Trust	16,428	1,359,909
*Washington Real Estate Investment Trust	13,288	403,291
		22,745,688
Total Common Stock (cost $50,246,012)		55,809,202

Preferred Stock – 0.37%
Public Storage	8,700	218,457
Total Preferred Stock (cost $196,961)		218,457

	Principal
	Amount
	(U.S. $)
≠Discount Note – 1.35%
Federal Home Loan Bank 0.06% 8/2/10	$791,004	791,003
Total Discount Note (cost $791,003)		791,003

Total Value of Securities Before Securities Lending Collateral – 97.01%
(cost $51,233,976)		56,818,662

	Number of
	Shares
Securities Lending Collateral** – 15.98%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	8,983,339	8,983,339
BNY Mellon SL DBT II Liquidating Fund	365,110	358,392

@†Mellon GSL Reinvestment Trust II	415,589	17,663
Total Securities Lending Collateral (cost $9,764,038)		9,359,394

Total Value of Securities – 112.99%
(cost $60,998,014)		66,178,056	©
Obligation to Return Securities Lending Collateral** – (16.67%)		(9,764,038)
Receivables and Other Assets Net of Liabilities (See Notes) – 3.68%		2,155,019
Net Assets Applicable to 11,233,811 Shares Outstanding – 100.00%		$58,569,037

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
†Non income producing security.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in "Notes."
@Illiquid security. At July 31, 2010, the aggregate amount of illiquid securities was $17,663, which represented 0.03% of the Portfolio’s net assets. See Note 5 in “Notes.”
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
≠The rate shown is the effective yield at time of purchase.
**See Note 4 in “Notes.”
©Includes $9,495,884 of securities loaned.

Summary of Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – European Monetary Unit
HKD – Hong Kong Dollar
REIT – Real Estate Investment Trust
SEK – Swedish Krona
USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at July 31, 2010:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(157,492)	USD	141,538	8/5/10	$(825)
CAD	279,117	USD	(270,812)	8/3/10	702
CHF	(707,229)	USD	667,449	8/2/10	(11,492)
EUR	(113,986)	USD	147,862	8/2/10	(684)
HKD	(1,584,107)	USD	203,953	8/2/10	9
SEK	(703,380)	USD	96,050	8/2/10	(1,378)
					$(13,668)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The Global Real Estate Securities Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$67,787,586
Aggregate unrealized appreciation	$3,858,923
Aggregate unrealized depreciation	(5,468,453)
Net unrealized depreciation	$(1,609,530)

For federal income tax purposes, at October 31, 2009, capital loss carryforwards of $105,820,265 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,245,667 expires in 2015, $53,802,495 expires in 2016, and $50,772,103 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by fair value hierarchy levels as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$55,809,202	$-	$-	$55,809,202
Preferred Stock	-	218,457	-	218,457
Discount Note	-	791,003	-	791,003
Securities Lending Collateral	-	9,341,731	17,663	9,359,394
Total	$55,809,202	$10,351,191	$17,663	$66,178,056

Foreign Currency Exchange Contracts	$-	$(13,668)	$-	$(13,668)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/09	$42
Net change in unrealized
appreciation/depreciation from
investments	17,621
Balance as of 7/31/10	$17,663

Net change in unrealized
appreciation/depreciation
from investments
still held as of 7/31/10	$17,621

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Portfolio’s year ending October 31, 2010 and interim periods therein. The impact of this update on current disclosures resulted in transfers out of Level 1 investments into Level 2 investments in the amounts of $8,983,339 for the Portfolio based on management’s decision to classify the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment. Management has classified the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in the Portfolio. Utilizing international fair value pricing could cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2010, the value of the securities on loan was $9,495,884, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2010, the value of invested collateral was $9,359,394. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to July 31, 2010 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The High-Yield Bond Portfolio

July 31, 2010

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Convertible Bonds – 0.91%
*Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	$68,000	$58,990
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27	67,000	56,531
†Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	20,000	0
Standard Pacific 6.00% exercise price $8.37, expiration date 10/1/12	100,000	99,500
Total Convertible Bonds (cost $206,989)		215,021

Corporate Bonds – 92.00%
Basic Industry – 8.36%
*AK Steel 7.625% 5/15/20	106,000	106,928
#Algoma Acquisition 144A 9.875% 6/15/15	112,000	99,400
*#Appleton Papers 144A 10.50% 6/15/15	91,000	90,545
Century Aluminum 8.00% 5/15/14	86,950	84,350
#Essar Steel Algoma 144A 9.375% 3/15/15	10,000	9,663
#FMG Finance 144A 10.625% 9/1/16	197,000	225,564
*Hexion US Finance 9.75% 11/15/14	155,000	155,193
Lyondell Chemical 11.00% 5/1/18	105,000	113,531
#MacDermid 144A 9.50% 4/15/17	211,000	217,329
Millar Western Forest Products 7.75% 11/15/13	124,000	109,740
NewPage
11.375% 12/31/14	16,000	14,900
#144A 11.375% 12/31/14	95,000	88,469
•Noranda Aluminum Acquisition PIK 5.373% 5/15/15	95,889	76,472
Novelis
7.25% 2/15/15	56,000	57,540
11.50% 2/15/15	44,000	49,720
@=Port Townsend 7.32% 8/27/12	11,725	8,501
Ryerson
•7.719% 11/1/14	60,000	56,175
12.00% 11/1/15	98,000	103,145
#*Steel Dynamics 144A 7.625% 3/15/20	125,000	128,594
Teck Resources
10.25% 5/15/16	29,000	35,130
10.75% 5/15/19	41,000	51,278
Verso Paper Holdings 11.375% 8/1/16	106,000	98,315
		1,980,482
Brokerage – 1.95%
#Cemex Finance 144A 9.50% 12/14/16	100,000	97,750
E Trade Financial PIK 12.50% 11/30/17	213,000	240,690
#Penson Worldwide 144A 12.50% 5/15/17	123,000	122,385
		460,825
Capital Goods – 6.35%
Casella Waste Systems
9.75% 2/1/13	89,000	89,668
11.00% 7/15/14	82,000	89,893
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	74,000	66,785
#DAE Aviation Holdings 144A 11.25% 8/1/15	106,000	106,530
#DynCorp International 144A 10.375% 7/1/17	55,000	57,131
Intertape Polymer 8.50% 8/1/14	61,000	49,715
Manitowoc 9.50% 2/15/18	106,000	108,650
#Plastipak Holdings 144A 10.625% 8/15/19	48,000	54,120
Ply Gem Industries 13.125% 7/15/14	127,000	131,445
Pregis 13.375% 10/15/13	224,000	222,599
*RBS Global/Rexnord 11.75% 8/1/16	127,000	136,525
Solo Cup 8.50% 2/15/14	60,000	54,600
#Susser Holdings/Finance 144A 8.50% 5/15/16	107,000	111,280
Thermadyne Holdings 10.50% 2/1/14	110,000	111,925
#Trimas 144A 9.75% 12/15/17	90,000	92,363
#USG 144A 9.75% 8/1/14	21,000	22,050
		1,505,279

Consumer Cyclical – 10.30%
#Allison Transmission 144A 11.00% 11/1/15	121,000	130,680
American Axle & Manufacturing 7.875% 3/1/17	164,000	153,340
Ames True Temper 10.00% 7/15/12	74,000	74,555
ArvinMeritor
8.125% 9/15/15	112,000	113,120
*10.625% 3/15/18	61,000	66,795
Beazer Homes USA
8.125% 6/15/16	81,000	73,103
9.125% 6/15/18	42,000	38,430
Burlington Coat Factory Investment Holdings 14.50% 10/15/14	209,000	225,719
#CKE Restaurants 144A 11.375% 7/15/18	115,000	117,588
*Ford Motor 7.45% 7/16/31	173,000	168,674
Ford Motor Credit 12.00% 5/15/15	135,000	160,829
#Games Merger 144A 11.00% 6/1/18	106,000	110,240
GMAC 8.00% 12/31/18	116,000	113,245
Interface
9.50% 2/1/14	9,000	9,326
11.375% 11/1/13	32,000	36,320
K Hovnanian Enterprises
6.25% 1/15/15	98,000	74,480
7.50% 5/15/16	48,000	34,080
Landry's Restaurants 11.625% 12/1/15	144,000	154,800
M/I Homes 6.875% 4/1/12	48,000	47,880
Norcraft Finance 10.50% 12/15/15	71,000	74,905
Norcraft Holdings/Capital 9.75% 9/1/12	105,000	98,831
*OSI Restaurant Partners 10.00% 6/15/15	111,000	108,503
Quiksilver 6.875% 4/15/15	153,000	144,585
Rite Aid 9.375% 12/15/15	65,000	54,763
Standard Pacific 10.75% 9/15/16	52,000	56,160
		2,440,951
Consumer Non-Cyclical – 8.92%
Accellent 10.50% 12/1/13	71,000	71,888
Alere 9.00% 5/15/16	68,000	69,360
#Alion Science & Technology PIK 144A 12.00% 11/1/14	80,174	79,372
Alliance One International 10.00% 7/15/16	89,000	92,449
Bausch & Lomb 9.875% 11/1/15	81,000	85,860
#BioScrip 144A 10.25% 10/1/15	106,000	108,120
#Cott Beverages 144A 8.375% 11/15/17	61,000	63,288
Dean Foods
6.90% 10/15/17	20,000	18,575
7.00% 6/1/16	69,000	66,413
DJO Finance 11.75% 11/15/14	144,000	151,919
#JohnsonDiversey Holdings 144A 10.50% 5/15/20	238,000	266,559
#Lantheus Medical Imaging 144A 9.75% 5/15/17	65,000	66,300
LVB Acquisition 11.625% 10/15/17	107,000	120,509
#Novasep Holding 144A 9.75% 12/15/16	120,000	108,600
Pinnacle Foods Finance 10.625% 4/1/17	110,000	117,975
#Quintiles Transnational PIK 144A 9.50% 12/30/14	48,000	49,200
#ServiceMaster PIK 144A 10.75% 7/15/15	96,000	101,160
Smithfield Foods 7.75% 7/1/17	92,000	90,275
#Tops Markets 144A 10.125% 10/15/15	96,000	102,240
Universal Hospital Services PIK 8.50% 6/1/15	48,000	48,840
#Viskase 144A 9.875% 1/15/18	127,000	129,540
*Yankee Acquisition 9.75% 2/15/17	100,000	104,500
		2,112,942
Energy – 11.63%
#American Petroleum Tankers 144A 10.25% 5/1/15	114,000	114,570
Antero Resources Finance 9.375% 12/1/17	76,000	79,610
#Aquilex Holdings 144A 11.125% 12/15/16	107,000	110,745
Chesapeake Energy 9.50% 2/15/15	89,000	100,348
Complete Production Service 8.00% 12/15/16	60,000	61,050
Copano Energy 7.75% 6/1/18	60,000	61,200
Crosstex Energy/Finance 8.875% 2/15/18	85,000	89,250
#Drummond 144A 9.00% 10/15/14	96,000	101,760
#Global Geophysical Services 144A 10.50% 5/1/17	53,000	52,735
Headwaters 11.375% 11/1/14	96,000	97,920
#Helix Energy Solutions Group 144A 9.50% 1/15/16	154,000	150,149
#*Hercules Offshore 144A 10.50% 10/15/17	122,000	109,800
#Hilcorp Energy I 144A 8.00% 2/15/20	128,000	132,480
Holly 9.875% 6/15/17	80,000	83,700

International Coal Group 9.125% 4/1/18	106,000	110,505
*Key Energy Services 8.375% 12/1/14	96,000	99,360
#Linn Energy/Finance 144A 8.625% 4/15/20	111,000	118,493
#Murray Energy 144A 10.25% 10/15/15	106,000	110,240
#NFR Energy/Finance 144A 9.75% 2/15/17	122,000	125,050
OPTI Canada
7.875% 12/15/14	111,000	96,570
8.25% 12/15/14	131,000	114,461
PetroHawk Energy 7.875% 6/1/15	117,000	121,680
Petroleum Development 12.00% 2/15/18	116,000	123,540
#Pioneer Drilling 144A 9.875% 3/15/18	55,000	55,550
Quicksilver Resources 7.125% 4/1/16	151,000	148,735
#SandRidge Energy 144A
8.75% 1/15/20	98,000	100,450
9.875% 5/15/16	80,000	85,600
		2,755,551
Finance & Investments – 5.94%
•American International Group 8.175% 5/15/58	202,000	176,245
#Express Finance 144A 8.75% 3/1/18	77,000	80,465
•Genworth Financial 6.15% 11/15/66	223,000	162,790
•#HBOS Capital Funding 144A 6.071% 6/29/49	109,000	85,020
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	150,000	102,750
#*International Lease Finance 144A 8.75% 3/15/17	56,000	57,260
•#Liberty Mutual Group 144A 7.00% 3/15/37	149,000	123,978
Nuveen Investments 10.50% 11/15/15	374,000	369,340
•#Rabobank Nederland 144A 11.00% 12/29/49	150,000	189,979
•∏XL Capital 6.50% 12/31/49	69,000	53,130
Zions Bancorporation 5.65% 5/15/14	8,000	7,574
		1,408,531
Media – 7.30%
Affinion Group 11.50% 10/15/15	44,000	46,750
Cablevision Systems
8.00% 4/15/20	10,000	10,625
#144A 8.625% 9/15/17	41,000	44,229
#CCO Holdings/Capital 144A
*7.875% 4/30/18	27,000	28,418
8.125% 4/30/20	32,000	34,000
#Charter Communications Operating 144A 10.875% 9/15/14	52,000	58,500
Clear Channel Communications 10.75% 8/1/16	69,000	53,044
#Columbus International 144A 11.50% 11/20/14	110,000	122,788
DISH DBS 7.875% 9/1/19	92,000	98,210
#*Gray Television 144A 10.50% 6/29/15	118,000	117,410
#InVentiv Health 144A 10.00% 8/15/18	130,000	132,274
#MDC Partners 144A 11.00% 11/1/16	48,000	52,560
#Nexstar Broadcasting 144A 8.875% 4/15/17	112,000	115,920
Nielsen Finance
11.50% 5/1/16	17,000	19,168
11.625% 2/1/14	28,000	31,570
Ω12.50% 8/1/16	121,000	118,580
#Sinclair Television Group 144A 9.25% 11/1/17	54,000	56,700
#Sitel Finance 144A 11.50% 4/1/18	106,000	85,330
#Umbrella Acquisition PIK 144A 9.75% 3/15/15	133,150	121,000
#UPC Holding 144A 9.875% 4/15/18	100,000	105,000
#XM Satellite Radio Holdings 144A 13.00% 8/1/13	244,000	277,549
		1,729,625
Real Estate – 0.50%
*Felcor Lodging 10.00% 10/1/14	110,000	117,700
		117,700
Services Cyclical – 8.44%
AMH Holdings 11.25% 3/1/14	111,000	114,330
#Delta Air Lines 144A 12.25% 3/15/15	96,000	105,720
DryShips 5.00% 12/1/14	75,000	64,313
#Equinox Holdings 144A 9.50% 2/1/16	111,000	113,775
#General Maritime 144A 12.00% 11/15/17	106,000	112,095
Harrah's Operating
*10.00% 12/15/18	109,000	92,241
#144A 10.00% 12/15/18	121,000	102,396
#Kansas City Southern de Mexico 144A 8.00% 2/1/18	66,000	70,290
Kansas City Southern Railway 13.00% 12/15/13	20,000	24,225
#*MCE Finance 144A 10.25% 5/15/18	110,000	117,563

MGM MIRAGE
11.125% 11/15/17	34,000	38,760
13.00% 11/15/13	18,000	21,060
*#144A 11.375% 3/1/18	294,000	279,299
Mohegan Tribal Gaming Authority
6.875% 2/15/15	28,000	18,480
7.125% 8/15/14	80,000	55,600
NCL 11.75% 11/15/16	119,000	132,834
*Peninsula Gaming 10.75% 8/15/17	112,000	117,040
#Pinnacle Entertainment 144A 8.75% 5/15/20	69,000	67,793
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	137,000	113,025
*#Swift Transportation 144A 12.50% 5/15/17	60,000	59,400
#United Air Lines 144A 12.00% 11/1/13	167,000	180,151
		2,000,390
Services Non-Cyclical – 3.65%
#Ashtead Capital 144A 9.00% 8/15/16	100,000	101,500
Community Health Systems 8.875% 7/15/15	110,000	115,500
HCA 9.25% 11/15/16	122,000	132,064
#Radiation Therapy Services 144A 9.875% 4/15/17	117,000	116,707
#Radnet Management 144A 10.375% 4/1/18	127,000	113,189
RSC Equipment Rental III
9.50% 12/1/14	49,000	50,593
*#144A 10.25% 11/15/19	49,000	50,348
Select Medical 7.625% 2/1/15	80,000	77,000
•US Oncology PIK 6.643% 3/15/12	113,000	107,633
		864,534
Technology & Electronics – 3.53%
#Aspect Software 144A 10.625% 5/15/17	117,000	120,218
First Data
*9.875% 9/24/15	56,000	45,360
11.25% 3/31/16	145,000	93,525
#International Wire Group 144A 9.75% 4/15/15	100,000	101,000
#MagnaChip Semiconductor/Finance 144A 10.50% 4/15/18	85,000	88,825
NXP BV Funding 9.50% 10/15/15	200,000	196,500
Sanmina-SCI 8.125% 3/1/16	100,000	102,250
SunGard Data Systems 10.25% 8/15/15	85,000	89,675
		837,353
Telecommunications – 12.51%
‡@=Allegiance Telecom 11.75% 2/15/11	10,000	0
#Clearwire Communications/Finance 144A 12.00% 12/1/15	284,000	298,430
*Cricket Communications 10.00% 7/15/15	117,000	125,775
#Digicel Group 144A
8.875% 1/15/15	100,000	102,125
10.50% 4/15/18	100,000	107,500
GCI 8.625% 11/15/19	50,000	52,000
#Global Crossing 144A 12.00% 9/15/15	147,000	163,905
#GXS Worldwide 144A 9.75% 6/15/15	101,000	97,465
Intelsat 6.50% 11/1/13	4,000	3,840
Intelsat Bermuda
11.25% 2/4/17	272,000	289,679
PIK 11.50% 2/4/17	133,813	142,511
Level 3 Financing 10.00% 2/1/18	130,000	119,113
NII Capital 10.00% 8/15/16	88,000	97,680
PAETEC Holding
8.875% 6/30/17	43,000	44,666
*9.50% 7/15/15	56,000	56,280
#Primus Telecommunications Holding 144A 13.00% 12/15/16	104,000	105,560
Sprint Capital 8.75% 3/15/32	234,000	238,388
#Telcordia Technologies 144A 11.00% 5/1/18	123,000	119,771
Telesat Canada
11.00% 11/1/15	67,000	77,050
12.50% 11/1/17	142,000	166,140
Terremark Worldwide 12.00% 6/15/17	88,000	100,760
Viasat 8.875% 9/15/16	48,000	51,720
Virgin Media Finance 8.375% 10/15/19	100,000	109,000
*West 11.00% 10/15/16	112,000	119,000
#Wind Acquisition Finance 144A
11.75% 7/15/17	90,000	96,075
12.00% 12/1/15	75,000	79,688
		2,964,121

Utilities – 2.62%
AES
7.75% 3/1/14	19,000	19,950
8.00% 6/1/20	85,000	90,419
Dynergy Holdings 7.75% 6/1/19	108,000	76,140
Edison Mission Energy
7.00% 5/15/17	67,000	45,895
7.20% 5/15/19	1,000	680
Elwood Energy 8.159% 7/5/26	64,567	61,338
Energy Future Holdings
5.55% 11/15/14	68,000	38,892
10.875% 11/1/17	74,000	52,170
*Mirant Americas Generation 8.50% 10/1/21	115,000	109,825
•Puget Sound Energy 6.974% 6/1/67	72,000	67,278
*Texas Competitive Electric Holdings 10.25% 11/1/15	86,000	58,056
		620,643
Total Corporate Bonds (cost $20,642,887)		21,798,927

«Senior Secured Loans – 1.09%
Chester Downs & Marina 12.375% 12/31/16	54,738	55,216
Energy Futures Holding Tranche B2 3.729% 10/10/14	90,074	70,509
PQ 6.73% 7/30/15	145,000	133,555
Total Senior Secured Loans (cost $242,004)		259,280

	Number of
	Shares
Common Stock – 0.54%
†@Alliance HealthCare Service	5,166	21,697
†∏=Avado Brands	121	0
†=Calpine Escrow	25,000	0
†=Century Communications	60,000	0
†DIRECTV Class A	1,200	44,593
†Flextronics International	3,700	23,014
†GeoEye	450	15,534
†Mirant	21	230
†Mobile Mini	1,294	22,179
†∏PT Holdings	40	0
†USGen	20,000	0
Total Common Stock (cost $146,461)		127,247

Preferred Stock – 0.69%
#Ally Financial 144A 7.00%	200	164,256
=Port Townsend	8	0
Total Preferred Stock (cost $168,420)		164,256

Warrants – 0.00%
†Alion Science & Technology	80	1
†=Port Townsend	8	0
Total Warrants (cost $192)		1

	Principal
	Amount (U.S. $)
≠Discount Note – 2.38%
Federal Home Loan Bank 0.06% 8/2/10	$563,003	563,002
Total Discount Note (cost $563,002)		563,002

Total Value of Securities Before Securities Lending Collateral – 97.61%		23,127,734
(cost $21,969,955)

	Number of
	Shares
Securities Lending Collateral** – 6.57%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	1,490,998	1,490,998
BNY Mellon SL DBT II Liquidating Fund	64,850	63,657
@†Mellon GSL Reinvestment Trust II	32,859	1,397
Total Securities Lending Collateral (cost $1,588,707)		1,556,052

Total Value of Securities – 104.18%
(cost $23,558,662)		24,683,786	©
Obligation to Return Securities Lending Collateral** – (6.71%)		(1,588,707)
Receivables and Other Assets Net of Liabilities (See Notes) – 2.53%		599,910
Net Assets Applicable to 3,107,778 Shares Outstanding – 100.00%		$23,694,989

†Non income producing security.
‡Non income producing security. Security is currently in default.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in “Notes.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2010, the aggregate amount of Rule 144A securities was $9,729,666 which represented 41.06% of the Portfolio’s’ net assets. See Note 4 in “Notes.”
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2010, the aggregate amount of fair valued securities was $8,501, which represented 0.04% of the Portfolio’s’ net assets. See Note 1 in "Notes."
•Variable rate security. The rate shown is the rate as of July 31, 2010. Interest rates reset periodically.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2010.
@Illiquid security. At July 31, 2010, the aggregate amount of illiquid securities was $31,595, which represented 0.13% of the Portfolio’s net assets. See Note 4 in “Notes.”
∏Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At July 31, 2010, the aggregate amount of restricted securities was $53,130 or 0.22% of the Portfolio’s net assets. See Note 4 in “Notes.”
©Includes $1,545,141 of securities loaned.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The High-Yield Bond Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$23,567,825
Aggregate unrealized appreciation	$1,381,039
Aggregate unrealized depreciation	(265,078)
Net unrealized appreciation	$1,115,961

For federal income tax purposes, at October 31, 2009, capital loss carryforwards of $5,487,367 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $331,046 expires in 2010; $358,729 expires in 2015; $2,582,251 expires in 2016, and $2,215,341 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$127,247	$-	$-	$127,247
Corporate Debt	-	22,264,727	8,501	22,273,228
Short-Term	-	563,002	-	563,002
Securities Lending Collateral	-	1,554,655	1,397	1,556,052
Other	-	164,256	1	164,257
Total	$127,247	$24,546,640	$9,899	$24,683,786

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Securities
	Corporate	Lending
	Debt	Collateral	Other	Total
Balance as of 10/31/09	$8,501	$3	$-	$8,504
Sales	(42)	-	-	(42)
Net change in unrealized
appreciation/depreciation	42	1,394	1	1,437
Balance as of 7/31/10	$8,501	$1,397	$1	$9,899

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/10	$42	$1,394	$1	$1,437

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Portfolio’s year ending October 31, 2010 and interim periods therein. The impact of this update on current disclosures resulted in transfers out of Level 1 investments into Level 2 investments in the amounts of $1,490,998 for the Portfolio based on management’s decision to classify the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment. Management has classified the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in the Portfolio. Utilizing international fair value pricing could cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2010, the value of securities on loan was $1,545,141, for which the Portfolio received collateral, comprised of non-cash collateral valued at $23,253, and cash collateral of $1,588,707. At July 31, 2010, the value of invested collateral was $1,556,052. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Portfolio invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Rating Group and/or Ba or lower by Moody’s Investors Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to July 31, 2010 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The International Equity Portfolio

July 31, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.08%Δ
Australia – 10.03%
Amcor	2,327,613	$13,813,228
Foster's Group	2,979,382	15,524,916
QBE Insurance Group	920,402	13,905,116
Telstra	7,009,705	20,419,080
Wesfarmers	479,551	13,487,644
		77,149,984
Belgium – 0.32%
Ageas	904,523	2,490,751
χ†Ageas VVPR Strip	732,357	954
		2,491,705
Finland – 0.39%
UPM-Kymmene	208,557	3,027,757
		3,027,757
France – 14.99%
Carrefour	487,505	22,442,556
Compagnie de Saint-Gobain	245,656	10,457,337
France Telecom	1,021,732	21,397,545
†GDF Suez	162,519	212
*Sanofi-Aventis	303,684	17,639,067
Societe Generale	204,670	11,798,622
*Total	465,422	23,479,083
*Vinci	166,748	8,072,918
		115,287,340
Germany – 4.88%
Deutsche Telekom	1,282,171	17,210,530
RWE	287,800	20,335,805
		37,546,335
Hong Kong – 1.19%
Hong Kong Electric Holdings	1,508,900	9,139,845
		9,139,845
Ireland – 1.13%
Experian	880,392	8,672,020
		8,672,020
Italy – 1.73%
Intesa Sanpaolo	3,193,712	10,571,595
*UniCreditio	967,011	2,709,448
		13,281,043
Japan – 20.96%
Astellas Pharma	578,100	19,615,780
Canon	506,300	22,067,834
Kao	926,100	21,914,198
KDDI	2,594	12,627,657
Nitto Denko	170,400	5,906,201
*Sekisui House	521,018	4,626,312
Seven & I Holdings	893,373	21,398,341
Takeda Pharmaceutical	514,100	23,598,130
*Tokio Marine Holdings	503,552	13,792,591
Toyota Motor	319,100	11,267,134
West Japan Railway	1,173	4,345,450
		161,159,628
Netherlands – 3.33%
ING Groep CVA	1,143,703	10,999,696
*Reed Elsevier	1,127,041	14,584,785
		25,584,481
New Zealand – 0.47%
Telecom Corporation of New Zealand	2,500,704	3,611,374
		3,611,374

Singapore – 4.53%
Jardine Matheson Holdings	239,615	9,488,754
Singapore Telecommunications	5,555,602	12,744,736
United Overseas Bank	861,840	12,584,936
		34,818,426
South Africa – 0.92%
Sasol	178,808	7,083,495
		7,083,495
Spain – 7.31%
Banco Santander	883,667	11,480,249
Iberdrola	2,919,101	20,599,594
Telefonica	1,060,897	24,084,211
		56,164,054
Switzerland – 5.01%
Novartis	461,534	22,396,606
Zurich Financial Services	68,989	16,106,484
		38,503,090
Taiwan – 2.46%
†Chunghwa Telecom ADR	358,460	7,581,429
Taiwan Semiconductor Manufacturing ADR	1,118,932	11,301,213
		18,882,642
United Kingdom – 19.43%
Aviva	919,921	5,156,911
BG Group	806,667	12,930,928
BP	2,783,947	17,732,847
Compass Group	1,944,911	16,183,395
GlaxoSmithKline	1,429,248	24,917,335
*Royal Dutch Shell Class A	889,395	24,490,929
Tesco	618,795	3,793,026
Unilever	818,053	23,262,895
Vodafone Group	8,976,061	20,949,480
		149,417,746
Total Common Stock (cost $810,317,489)		761,820,965

	Principal
	Amount (U.S. $)
≠Discount Note – 0.72%
Federal Home Loan Bank 0.06% 8/2/10	$5,541,029	5,541,020
Total Discount Note (cost $5,541,020)		5,541,020

Total Value of Securities Before Securities Lending Collateral – 99.80%
(cost $815,858,509)		767,361,985

	Number of
	Shares
Securities Lending Collateral** – 3.82%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	27,338,911	27,338,911
BNY Mellon SL DBT II Liquidating Fund	1,994,086	1,957,395
†@Mellon GSL Reinvestment Trust II	1,507,218	64,057
Total Securities Lending Collateral (cost $30,840,215)		29,360,363

Total Value of Securities – 103.62%
(cost $846,698,724)		796,722,348	©
Obligation to Return Securities Lending Collateral** – (4.01%)		(30,840,215)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.39%		2,977,921
Net Assets Applicable to 61,647,505 Shares Outstanding – 100.00%		$768,860,054

ΔSecurities have been classified by country of origin.
@Illiquid security. At July 31, 2010, the aggregate amount of illiquid securities was $64,057, which represented 0.01% of the Portfolio’s net assets. See Note 5 in “Notes.”
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes.”
©Includes $29,133,197 of securities loaned.
χDividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate
JPY – Japanese Yen
USD – United States Dollar
VVPR Strip – Dividend Coupon

1The following foreign currency exchange contracts were outstanding at July 31, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to Deliver		In Exchange For		Settlement Date	Depreciation
JPY	(24,109,288)	USD	274,531	8/2/10	$(4,584)
JPY	(30,909,128)	USD	355,523	8/3/10	(2,317)
JPY	(13,891,221)	USD	160,649	8/4/10	(173)
					$(7,074)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with Portfolios prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$849,006,335
Aggregate unrealized appreciation	65,668,159
Aggregate unrealized depreciation	(117,952,146)
Net unrealized depreciation	$(52,283,987)

For federal income tax purposes, at October 31, 2009, capital loss carryforwards of $168,057,741 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $168,057,741 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$761,820,965	$-	$-	$761,820,965
Short-Term	-	5,541,020	-	5,541,020
Securities Lending Collateral	-	29,296,306	64,057	29,360,363
Total	$761,820,965	$34,837,326	$64,057	$796,722,348

Foreign Currency Exchange Contracts	$-	$(7,074)	$-	$(7,074)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/09	$151
Net change in unrealized
appreciation/depreciation	63,906
Balance as of 7/31/10	$64,057

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/10	$63,906

In January 2010, the FASB issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending June 30, 2011 and interim periods therein. The impact of this update on current disclosures resulted in transfers out of Level 1 and into Level 2 in the amount of $27,338,911, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund as level 2. Management has classified the BNY Mellon Securities Lending Overnight Fund as level 2 because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in the Fund.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts and foreign cross-currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross-currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2010, the value of the securities on loan was $29,133,197, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2010, the value of invested collateral was $29,360,363. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of July 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Event
Management has determined no material events or transactions occurred subsequent to July 31, 2010 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The International Fixed Income Portfolio

July 31, 2010

		Principal	Value
		Amount°	(U.S. $)
Bonds – 97.47%
Australia – 6.87%
Australian Government
5.25% 3/15/19	AUD	1,100,000	$1,003,636
6.00% 2/15/17	AUD	370,000	353,395
			1,357,031
Austria – 2.69%
Republic of Austria 5.25% 1/4/11	EUR	400,000	531,071
			531,071
Belgium – 2.69%
Belgium Government
4.00% 3/28/19	EUR	200,000	277,690
4.25% 9/28/13	EUR	50,000	70,589
5.50% 3/28/28	EUR	115,000	183,476
			531,755
Finland – 4.06%
Finnish Government 5.375% 7/4/13	EUR	550,000	803,353
			803,353
France – 10.65%
Agence Francaise de Developement 1.80% 6/19/15	JPY	70,000,000	847,613
Dexia Municipal Agency
1.55% 10/31/13	JPY	5,000,000	58,416
1.80% 5/9/17	JPY	35,000,000	402,147
France Government 5.75% 10/25/32	EUR	460,000	797,797
			2,105,973
Germany – 12.23%
Bayerische Landesbank 1.40% 4/22/13	JPY	28,000,000	328,191
Deutschland Republic 6.50% 7/4/27	EUR	430,000	798,016
KFW 5.00% 7/4/11	EUR	340,000	459,798
Rentenbank 1.375% 4/25/13	JPY	70,000,000	832,115
			2,418,120
Greece – 2.01%
Hellenic Republic Government 4.60% 7/20/18	EUR	440,000	397,830
			397,830
Ireland – 3.58%
Irish Government
4.50% 10/18/18	EUR	120,000	155,916
5.00% 4/18/13	EUR	400,000	552,444
			708,360
Italy – 4.60%
Italy Buoni Poliennali Del Tesoro 5.25% 8/1/17	EUR	450,000	658,898
Republic of Italy 4.50% 6/8/15	JPY	19,000,000	249,442
			908,340
Japan – 12.84%
Development Bank of Japan 1.05% 6/20/23	JPY	55,000,000	605,439
Japan Finance Organization Municipal Enterprises
1.35% 11/26/13	JPY	63,000,000	756,683
1.55% 2/21/12	JPY	22,000,000	259,625
Japan Government
10 Year Bond 1.50% 9/20/18	JPY	20,000,000	244,791
20 Year Bond 1.90% 3/22/21	JPY	54,000,000	671,868
			2,538,406
Netherlands – 7.30%
Bank Nederlandse Gemeenten 1.85% 11/7/16	JPY	72,000,000	873,183
•ING Bank 6.125% 5/29/23	EUR	160,000	216,356
Netherlands Government 3.75% 7/15/14	EUR	250,000	353,692
			1,443,231
Norway – 3.32%
Eksportfinans 1.60% 3/20/14	JPY	55,000,000	657,142
			657,142

Poland – 3.71%
Poland Government
5.25% 10/25/17	PLN	1,700,000	543,431
5.75% 9/23/22	PLN	590,000	189,356
			732,787
Slovenia – 1.73%
Republic of Slovenia 4.375% 2/6/19	EUR	250,000	341,878
			341,878
Supranational – 13.31%
Asian Development Bank 2.35% 6/21/27	JPY	60,000,000	740,344
European Investment Bank
1.25% 9/20/12	JPY	57,000,000	674,399
2.15% 1/18/27	JPY	20,000,000	237,496
Nordic Investment Bank 1.70% 4/27/17	JPY	80,000,000	979,698
			2,631,937
United Kingdom – 5.34%
HSBC Holdings 6.25% 3/19/18	EUR	150,000	225,991
•Lloyds TSB Bank 5.625% 3/5/18	EUR	175,000	222,324
Royal Bank of Scotland 5.375% 9/30/19	EUR	200,000	265,698
Standard Chartered Bank 5.875% 9/26/17	EUR	150,000	214,130
•Standard Life 6.375% 7/12/22	EUR	100,000	127,714
			1,055,857
United States – 0.54%
•Zurich Finance USA 4.50% 6/15/25	EUR	80,000	105,773
			105,773
Total Bonds (cost $17,843,798)			19,268,844
≠Discount Note – 0.94%
Federal Home Loan Bank 0.06% 8/2/10	USD	186,001	186,001
Total Discount Note (cost $186,001)			186,001

Total Value of Securities – 98.41%
(cost $18,029,799)			19,454,845
Receivables and Other Assets Net of Liabilities (See Notes) – 1.59%			314,662
Net Assets Applicable to 1,759,265 Shares Outstanding – 100.00%			$19,769,507

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
PLN – Polish Zloty
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of July 31, 2010. Interest rates reset periodically.
≠The rate shown is the effective yield at the time of purchase.

1The following foreign cross currency exchange contract was outstanding at July 31, 2010:

Foreign Currency Exchange Contract

					Unrealized
Contract to Deliver		In Exchange For		Settlement Date	Appreciation
EUR	(1,055,144)	GBP	884,000	10/29/10	$11,178

The use of foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The International Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$18,125,301
Aggregate unrealized appreciation	$1,671,387
Aggregate unrealized depreciation	(341,843)
Net unrealized appreciation	$1,329,544

For federal income tax purposes, at October 31, 2009, capital loss carryforwards of $362,624 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $318,010 expires in 2014; $21,289 expires in 2016; and $23,325 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2010:

Level 2
Corporate Debt	$105,773
Foreign Debt	19,163,071
Short-Term	186,001
Total	$19,454,845

Foreign Currency Exchange Contracts	$11,178

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Portfolio’s year ending October 31, 2010 and interim periods therein. Management has evaluated the impact of this update on its current disclosures and determined that there were no transfers of securities between Level 1 and Level 2 that had a material impact to the Portfolio. Utilizing international fair value pricing could cause transfers from Level 1 to Level 2 in the hierarchy.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2010.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to July 31, 2010 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Labor Select International Equity Portfolio

July 31, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.39%Δ
Australia – 10.34%
Amcor	2,370,911	$14,070,180
Foster's Group	2,654,699	13,833,063
QBE Insurance Group	815,268	12,316,787
Telstra	6,254,325	18,218,679
Wesfarmers	438,079	12,321,221
		70,759,930
Belgium – 0.33%
Ageas	814,883	2,243,912
χ†Ageas VVPR Strip	305,506	398
		2,244,310
Finland – 0.41%
UPM-Kymmene	194,539	2,824,249
		2,824,249
France – 13.16%
Carrefour	457,415	21,057,346
*France Telecom	1,076,726	22,549,253
†GDF Suez	101,871	133
*Sanofi-Aventis	268,438	15,591,852
*Societe Generale	205,871	11,867,856
*Total	229,588	11,581,996
*Vinci	153,224	7,418,168
		90,066,604
Germany – 3.21%
RWE	311,284	21,995,173
		21,995,173
Hong Kong – 1.67%
Hong Kong Electric Holdings	1,887,500	11,433,135
		11,433,135
Ireland – 1.17%
Experian	808,986	7,968,658
		7,968,658
Italy – 2.13%
Intesa Sanpaolo	3,231,916	10,698,055
*UniCreditio	1,371,842	3,843,737
		14,541,792
Japan – 21.41%
Astellas Pharma	521,800	17,705,439
*Canon	469,800	20,476,928
Kao	889,900	21,057,601
KDDI	2,624	12,773,698
Nitto Denko	176,400	6,114,165
*Sekisui House	582,000	5,167,793
Seven & I Holdings	932,700	22,340,313
Takeda Pharmaceutical	461,300	21,174,514
*Tokio Marine Holdings	518,300	14,196,548
West Japan Railway	1,498	5,549,433
		146,556,432
Netherlands – 3.43%
ING Groep CVA	951,975	9,155,730
*Reed Elsevier	1,108,634	14,346,584
		23,502,314
New Zealand – 0.67%
Telecom Corporation of New Zealand	3,154,717	4,555,862
		4,555,862
Singapore – 5.08%
Singapore Telecommunications	7,310,000	16,769,383
United Overseas Bank	1,234,228	18,022,697
		34,792,080

Spain – 7.77%
*Banco Santander	826,816	10,741,663
Iberdrola	2,884,712	20,356,916
Telefonica	973,574	22,101,828
		53,200,407
Switzerland – 5.43%
Novartis	454,112	22,036,442
Zurich Financial Services	64,808	15,130,369
		37,166,811
United Kingdom – 23.18%
Aviva	1,054,908	5,913,623
BG Group	1,075,228	17,235,980
BP	3,290,193	20,957,472
Compass Group	2,523,855	21,000,726
GlaxoSmithKline	1,324,761	23,095,721
Royal Dutch Shell Class A	1,003,558	27,634,591
Unilever	786,489	22,365,313
Vodafone Group	8,761,321	20,448,292
		158,651,718
Total Common Stock (cost $747,345,638)		680,259,475

	Principal
	Amount
≠Discount Note – 1.21%
Federal Home Loan Bank 0.06% 8/2/10	$8,309,043	8,309,029
Total Discount Note (cost $8,309,029)		8,309,029

Total Value of Securities Before Securities Lending Collateral – 100.60%
(cost $755,654,667)		688,568,504

	Number of
	Shares
Securities Lending Collateral** – 2.44%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	15,594,576	15,594,576
BNY Mellon SL DBT II Liquidating Fund	1,122,210	1,101,562
@†Mellon GSL Reinvestment Trust II	521,358	22,158
Total Securities Lending Collateral (cost $17,238,144)		16,718,296

Total Value of Securities – 103.04%
(cost $772,892,811)		705,286,800 ©
Obligation to Return Securities Lending Collateral** – (2.52%)		(17,238,144)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.52%)		(3,577,234)
Net Assets Applicable to 55,273,270 Shares Outstanding – 100.00%		$684,471,422

ΔSecurities have been classified by country of origin.
†Non income producing security.
*Fully or partially on loan.
**See Note 4 in “Notes.”
©Includes $16,263,399 of securities loaned.
≠The rate shown is the effective yield at time of purchase.
@Illiquid security. At July 31, 2010, the aggregate amount of illiquid securities was $22,158, which represented 0.00% of the Portfolio’s net assets. See Note 5 in “Notes.”
xDividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

Summary of Abbreviations:
CVA – Dutch Certificate
JPY – Japanese Yen
USD – United States Dollar
VVPR Strip – Dividend Coupon

1The following foreign currency exchange contracts were outstanding at July 31, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to Deliver		In Exchange For		Settlement Date	Depreciation
JPY	(21,537,631)	USD	245,247	8/2/10	$ (4,095)
JPY	(27,330,176)	USD	314,357	8/3/10	(2,049)
JPY	(12,599,014)	USD	145,705	8/4/10	(157)
					$(6,301)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Labor Select International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with Portfolios prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$773,339,066
Aggregate unrealized appreciation	46,283,251
Aggregate unrealized depreciation	(114,335,517)
Net unrealized depreciation	$(68,052,266)

For federal income tax purposes, at October 31, 2009, capital loss carryforwards of $85,355,469 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $85,355,469 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$680,259,475	$-	$-	$680,259,475
Short-Term	-	8,309,029	-	8,309,029
Securities Lending Collateral	-	16,696,138	22,158	16,718,296
Total	$680,259,475	$25,005,167	$22,158	$705,286,800

Foreign Currency Exchange Contracts	$-	$(6,301)	$-	$(6,301)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/09	$52
Net change in unrealized
appreciation/depreciation	22,106
Balance as of 7/31/10	$22,158

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/10	$22,106

In January 2010, the FASB issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending June 30, 2011 and interim periods therein. The impact of this update on current disclosures resulted in transfers out of Level 1 and into Level 2 in the amount of $15,594,576, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund as level 2. Management has classified the BNY Mellon Securities Lending Overnight Fund as level 2 because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in the Fund.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts and foreign cross-currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross-currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2010, the value of the securities on loan was $16,263,399, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2010, the value of invested collateral was $16,718,296. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of July 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Event
Management has determined no material events or transactions occurred subsequent to July 31, 2010 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Large-Cap Growth Equity Portfolio

July 31, 2010

	Number of
	Shares	Value
Common Stock – 99.59%²
Consumer Discretionary – 13.31%
Lowe's	250,100	$5,187,074
*NIKE Class B	113,100	8,328,684
*†priceline.com	39,700	8,908,680
*Staples	330,300	6,714,999
		29,139,437
Consumer Staples – 4.94%
Procter & Gamble	95,200	5,822,432
*Walgreen	174,400	4,979,120
		10,801,552
Energy – 4.07%
EOG Resources	91,400	8,911,500
		8,911,500
Financial Services – 18.09%
Bank of New York Mellon	234,000	5,866,380
CME Group	24,000	6,691,200
†IntercontinentalExchange	71,000	7,499,020
*MasterCard Class A	39,500	8,296,580
*Visa Class A	153,200	11,237,220
		39,590,400
Health Care – 17.45%
*Allergan	160,700	9,812,342
*†Gilead Sciences	178,600	5,950,952
†Medco Health Solutions	175,000	8,400,000
Novo-Nordisk ADR	101,000	8,689,030
UnitedHealth Group	175,000	5,328,750
		38,181,074
Materials & Processing – 2.40%
Syngenta ADR	118,800	5,242,644
		5,242,644
Producer Durables – 3.18%
*Expeditors International of Washington	163,200	6,958,848
		6,958,848
Technology – 36.15%
†Adobe Systems	200,700	5,764,104
†Apple	55,200	14,200,200
†Crown Castle International	253,900	10,031,589
†Google Class A	19,300	9,357,605
*†Intuit	255,000	10,136,250
QUALCOMM	262,000	9,976,960
†Symantec	340,300	4,413,691
†Teradata	205,700	6,541,260
*†VeriSign	308,800	8,692,720
		79,114,379
Total Common Stock (cost $206,471,107)		217,939,834

	Principal
	Amount
≠Discount Note – 0.55%
Federal Home Loan Bank 0.06% 8/2/10	$1,193,006	1,193,004
Total Discount Note (cost $1,193,004)		1,193,004

Total Value of Securities Before Securities Lending Collateral – 100.14%
(cost $207,664,111)		219,132,838

	Number of
	Shares
Securities Lending Collateral** – 4.95%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	10,409,482	10,409,482
BNY Mellon SL DBT II Liquidating Fund	431,275	423,340
†@Mellon GSL Reinvestment Trust II	224,466	9,540
Total Securities Lending Collateral (cost $11,065,223)		10,842,362

Total Value of Securities – 105.09%
(cost $218,729,334)	229,975,200 ©
Obligation to Return Securities Lending Collateral** – (5.06%)	(11,065,223)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.03%)	(70,475)
Net Assets Applicable to 28,180,938 Shares Outstanding – 100.00%	$218,839,502

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $10,948,704 of securities loaned.
@Illiquid security. At July 31, 2010, the aggregate amount of illiquid securities was $9,540, which represented 0.00% of the Portfolio’s net assets. See Note 4 in “Notes.”

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently by Delaware Pooled® Trust – The Large-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$222,555,510
Aggregate unrealized appreciation	$23,962,449
Aggregate unrealized depreciation	(16,542,759)
Net unrealized appreciation	$7,419,690

For federal income tax purposes, at October 31, 2009, capital loss carryforwards of $76,157,672 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $16,131,381 expires in 2016 and $60,026,291 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$217,939,834	$-	$-	$217,939,834
Short-Term	-	1,193,004	-	1,193,004
Securities Lending Collateral	-	10,832,822	9,540	10,842,362
Total	$217,939,834	$12,025,826	$9,540	$229,975,200

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/09	$22
Net change in unrealized
appreciation/depreciation	9,518
Balance as of 7/31/10	$9,540

Net change in unrealized appreciation/depreciation
from investments still held as of 7/31/10	$9,518

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Portfolio’s year ending October 31, 2010 and interim periods therein. The impact of this update on current disclosures resulted in transfers out of Level 1 investments into Level 2 investments in the amount of $10,409,482, based on management’s decision to classify the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment. Management has classified the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in the Funds. Utilizing international fair value pricing could cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2010, the value of the securities on loan was $10,948,704, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2010, the value of invested collateral was $10,842,362. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to July 31, 2010 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust- The Large-Cap Value Equity Portfolio

July 31, 2010

	Number of
	Shares	Value
Common Stock– 96.23%
Consumer Discretionary – 6.00%
Comcast Class A	17,600	$342,672
Lowe's	15,200	315,248
		657,920
Consumer Staples – 14.86%
Archer-Daniels-Midland	12,100	331,056
CVS Caremark	10,600	325,314
Kimberly-Clark	5,100	327,012
Kraft Foods Class A	11,100	324,231
Safeway	15,700	322,478
		1,630,091
Energy – 15.71%
Chevron	4,500	342,945
ConocoPhillips	6,300	347,886
Marathon Oil	10,000	334,500
National Oilwell Varco	9,200	360,272
Williams	17,400	337,734
		1,723,337
Financials – 8.56%
Allstate	10,900	307,816
Bank of New York Mellon	12,500	313,375
Travelers	6,300	317,835
		939,026
Health Care – 16.85%
Baxter International	7,400	323,898
Cardinal Health	9,000	290,430
Johnson & Johnson	5,200	302,068
Merck	9,000	310,140
Pfizer	21,711	325,665
Quest Diagnostics	6,300	296,037
		1,848,238
Industrials – 6.05%
Northrop Grumman	5,700	334,248
Waste Management	9,700	329,315
		663,563
Information Technology – 12.63%
Intel	16,200	333,720
International Business Machines	2,500	321,000
†Motorola	47,500	355,775
Xerox	38,500	374,990
		1,385,485
Materials – 3.34%
duPont (E.I.) deNemours	9,000	366,030
		366,030
Telecommunications – 6.21%
AT&T	12,700	329,438
Frontier Communications	2,736	20,903
Verizon Communications	11,400	331,284
		681,625
Utilities – 6.02%
Edison International	10,000	331,500
Progress Energy	7,800	328,458
		659,958
Total Common Stock (cost $10,724,275)		10,555,273

	Principal
≠Discount Note – 3.57%	Amount
Federal Home Loan Bank 0.06% 8/2/10	$392,002	392,001
Total Discount Note (cost $392,001)		392,001

Total Value of Securities – 99.80%
(cost $11,116,276)		10,947,274
Receivables and Other Assets Net of Liabilities (See Notes) – 0.20%		21,444
Net Assets Applicable to 793,902 Shares Outstanding – 100.00%		$10,968,718

≠The rate shown is the effective yield at time of purchase.
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Pooled® Trust – The Large-Cap Value Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$11,268,188
Aggregate unrealized appreciation	$486,888
Aggregate unrealized depreciation	(807,802)
Net unrealized depreciation	$(320,914)

For federal income tax purposes, at October 31, 2009, capital loss carryforwards of $2,407,432 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,656,222 expires in 2016 and $751,210 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2010:

	Level 1	Level 2	Total
Common Stock	$10,555,273	$-	$10,555,273
Short-Term	-	392,001	392,001
Total	$10,555,273	$392,001	$10,947,274

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Portfolio’s year ending October 31, 2010 and interim periods therein. Management has evaluated the impact of this update on its current disclosures and determined that there were no transfers of securities between Level 1 and Level 2 that had a material impact to the Portfolio. Utilizing international fair value pricing could cause transfers from Level 1 to Level 2 in the hierarchy.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2010.

4. Credit and Market Risk
The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to July 31, 2010 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware REIT Fund

July 31, 2010

	Number of
	Shares	Value
Common Stock – 96.73%
Diversified REITs – 6.89%
*Colonial Properties Trust	130,000	$2,095,600
*Vornado Realty Trust	146,554	12,131,740
*Washington Real Estate Investment Trust	81,500	2,473,525
		16,700,865
Health Care REITs – 13.42%
Cogdell Spencer	90,834	674,897
*HCP	255,200	9,051,944
*Health Care REIT	26,975	1,222,237
*Healthcare Realty Trust	127,730	2,997,823
*Nationwide Health Properties	162,725	6,089,170
*Omega Healthcare Investors	175,000	3,846,500
*Ventas	170,410	8,643,195
		32,525,766
Hotel REITs – 4.40%
†Chesapeake Lodging Trust	27,300	477,477
*DiamondRock Hospitality	278,880	2,588,006
*Host Hotels & Resorts	530,628	7,609,206
		10,674,689
Industrial REITs – 1.85%
AMB Property	130,107	3,247,471
*First Potomac Realty Trust	79,110	1,226,205
		4,473,676
Mall REITs – 14.27%
*CBL & Associates Properties	143,600	2,020,452
*Macerich	113,842	4,718,751
*Simon Property Group	279,351	24,923,696
*Taubman Centers	71,500	2,930,785
		34,593,684
Manufactured Housing REITs – 1.13%
Equity Lifestyle Properties	51,800	2,741,774
		2,741,774
Multifamily REITs – 16.14%
Apartment Investment & Management	100,965	2,167,719
*Associated Estates Realty	149,700	2,071,848
*AvalonBay Communities	65,134	6,844,931
*BRE Properties	96,635	4,010,353
*Camden Property Trust	106,900	4,866,088
*Equity Residential	241,700	11,081,944
*Essex Property Trust	36,287	3,814,127
UDR	201,460	4,252,821
		39,109,831
Office REITs – 12.17%
*Alexandria Real Estate Equities	41,405	2,921,123
*BioMed Realty Trust	163,495	2,949,450
*Boston Properties	136,065	11,143,723
*Corporate Office Properties Trust	31,300	1,173,750
*Kilroy Realty	106,175	3,565,357
Mack-Cali Realty	29,685	956,451
SL Green Realty	112,638	6,785,312
		29,495,166
Office/Industrial REITs – 5.31%
*Digital Realty Trust	121,330	7,670,483
Duke Realty	83,500	998,660
*DuPont Fabros Technology	85,955	2,169,504
PS Business Parks	34,900	2,026,643
		12,865,290
Real Estate Operating Companies – 0.67%
*†Gaylord Entertainment	56,000	1,623,440
		1,623,440
Self-Storage REITs – 7.63%
*Extra Space Storage	112,900	1,751,079
*Public Storage	170,700	16,749,084
		18,500,163
Shopping Center REITs – 8.11%
*Acadia Realty Trust	108,700	2,015,298
*Federal Realty Investment Trust	85,501	6,685,323
*Kimco Realty	358,600	5,404,102
Ramco-Gershenson Properties Trust	86,100	990,150
*Regency Centers	120,761	4,557,520
		19,652,393

Single Tenant REITs – 1.21%
*National Retail Properties	126,600	2,926,992
		2,926,992
Specialty REITs – 3.53%
*Entertainment Properties Trust	84,640	3,532,874
*Plum Creek Timber	49,500	1,776,060
*Rayonier	66,600	3,252,078
		8,561,012
Total Common Stock (cost $202,840,260)		234,444,741

	Principal
	Amount
≠Discount Note – 2.82%
Federal Home Loan Bank 0.06% 8/2/10	$6,830,035	6,830,024
Total Discount Note (cost $6,830,024)		6,830,024

Total Value of Securities Before Securities Lending Collateral – 99.55%
(cost $209,670,284)		241,274,765

	Number of
	Shares
Securities Lending Collateral** – 12.18%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	28,872,468	28,872,468
BNY Mellon SL DB II Liquidating Fund	637,747	626,012
@†Mellon GSL Reinvestment Trust II	611,030	25,969
Total Securities Lending Collateral (cost $30,121,245)		29,524,449

Total Value of Securities – 111.73%
(cost $239,791,529)		270,799,214	©
Obligation to Return Securities Lending Collateral** – (12.43%)		(30,121,245)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.70%		1,689,364
Net Assets Applicable to 24,527,606 Shares Outstanding – 100.00%		$242,367,333

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.
**See Note 3 in “Notes.”
@Illiquid security. At July 31, 2010, the aggregate amount of illiquid securities was $25,969, which represented 0.01% of the Fund's net assets. See Note 4 in "Notes."
©Includes $29,553,214 of securities loaned.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - Delaware REIT Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$270,336,148
Aggregate unrealized appreciation	$16,213,974
Aggregate unrealized depreciation	(15,750,908)
Net unrealized appreciation	$463,066

For federal income tax purposes, at October 31, 2009, capital loss carryforwards of $64,663,975 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $9,848,927 expires in 2016 and $54,815,048 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$234,444,741	$-	$-	$234,444,471
Discount Note	-	6,830,024	-	6,830,024
Security Lending Collateral	-	29,498,480	25,969	29,524,449
Total	$234,444,741	$36,328,504	$25,969	$270,799,214

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/09	$61
Net change in unrealized
appreciation/depreciation	25,908
Balance as of 7/31/10	$25,969

Net change in unrealized appreciation/depreciation
from investments still held as of 7/31/10	$25,908

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending October 31, 2010 and interim periods therein. The impact of this update on current disclosures resulted in transfers out of Level 1 investments into Level 2 investments in the amounts of $28,872,468 for the Fund based on management’s decision to classify the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment. Management has classified the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in the Fund. Utilizing international fair value pricing could cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2010, the value of the securities on loan was $29,553,214, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2010, the value of invested collateral was $29,524,449. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a fund that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to July 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Real Estate Investment Trust Portfolio II

July 31, 2010

	Number of
	Shares	Value
Common Stock – 95.92%
Diversified REITs – 6.78%
Colonial Properties Trust	1,340	$21,601
Vornado Realty Trust	1,550	128,309
Washington Real Estate Investment Trust	860	26,101
		176,011
Health Care REITs – 13.32%
Cogdell Spencer	915	6,798
HCP	2,720	96,479
Health Care REIT	290	13,140
Healthcare Realty Trust	1,360	31,919
Nationwide Health Properties	1,725	64,550
Omega Healthcare Investors	1,850	40,663
Ventas	1,820	92,310
		345,859
Hotel REITs – 4.32%
†Chesapeake Lodging Trust	280	4,897
DiamondRock Hospitality	2,865	26,587
Host Hotels & Resorts	5,628	80,706
		112,190
Industrial REITs – 1.79%
AMB Property	1,380	34,445
First Potomac Realty Trust	780	12,090
		46,535
Mall REITs – 14.12%
CBL & Associates Properties	1,495	21,035
Macerich	1,228	50,901
Simon Property Group	2,956	263,733
Taubman Centers	755	30,947
		366,616
Manufactured Housing REITs – 1.12%
Equity Lifestyle Properties	550	29,112
		29,112
Multifamily REITs – 15.97%
Apartment Investment & Management	1,040	22,329
Associated Estates Realty	1,605	22,213
AvalonBay Communities	697	73,247
BRE Properties	1,020	42,330
Camden Property Trust	1,130	51,438
Equity Residential	2,580	118,292
Essex Property Trust	379	39,837
UDR	2,126	44,880
		414,566
Office REITs – 12.05%
Alexandria Real Estate Equities	425	29,984
BioMed Realty Trust	1,745	31,480
Boston Properties	1,445	118,345
Corporate Office Properties Trust	335	12,563
Kilroy Realty	1,140	38,281
Mack-Cali Realty	315	10,149
SL Green Realty	1,195	71,987
		312,789
Office/Industrial REITs – 5.33%
Digital Realty Trust	1,285	81,238
Duke Realty	915	10,943
DuPont Fabros Technology	940	23,726
PS Business Parks	385	22,357
		138,264
Real Estate Operating Companies – 0.66%
†Gaylord Entertainment	590	17,104
		17,104

Self-Storage REITs – 7.68%
Extra Space Storage	1,175	18,224
Public Storage	1,845	181,032
		199,256
Shopping Center REITs – 7.97%
Acadia Realty Trust	1,115	20,672
Federal Realty Investment Trust	903	70,605
Kimco Realty	3,805	57,341
Ramco-Gershenson Properties Trust	905	10,408
Regency Centers	1,270	47,930
		206,956
Single Tennant REITs – 1.22%
National Retail Properties	1,365	31,559
		31,559
Specialty REIT – 3.59%
Entertainment Properties Trust	905	37,775
Plum Creek Timber	575	20,631
Rayonier	710	34,669
		93,075
Total Common Stock (cost $2,233,301)		2,489,892

	Principal
	Amount
≠Discount Note – 3.62%
Federal Home Loan Bank 0.06% 8/2/10	$94,000	94,000
Total Discount Note (cost $94,000)		94,000

Total Value of Securities – 99.54%
(cost $2,327,301)		2,583,892
Receivables and Other Assets Net of Liabilities (See Notes) – 0.46%		11,804
Net Assets Applicable to 477,670 Shares Outstanding – 100.00%		$2,595,696

≠The rate shown is the effective yield at the time of purchase.
†Non income producing security.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Real Estate Investment Trust Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$2,714,097
Aggregate unrealized appreciation	$108,466
Aggregate unrealized depreciation	(238,671)
Net unrealized depreciation	$(130,205)

For federal income tax purposes, at October 31, 2009, capital loss carryforwards of $2,766,109 may be carried forward and applied against future capital gains. Such loss carryforwards will expire as follows: $1,246,201 expires in 2016 and $1,519,908 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2010:

	Level 1	Level 2	Total
Common Stock	$2,489,892	$-	$2,489,982
Short-Term	-	94,000	94,000
Total	$2,489,892	$94,000	$2,583,892

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Portfolio’s year ending October 31, 2010 and interim periods therein. Management has evaluated the impact of this update on its current disclosures and determined that there were no transfers of securities between Level 1 and Level 2 that had a material impact to the Portfolio. Utilizing international fair value pricing could cause transfers from Level 1 to Level 2 in the hierarchy.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2010.

4. Credit and Market Risk
The Portfolio concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Portfolio. On January 4, 2010, the new investment management agreement between DMC and the Portfolio that was approved by the shareholders became effective.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to July 31, 2010 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust- The Select 20 Portfolio

July 31, 2010

	Number of
	Shares	Value
Common Stock – 98.68%²
Consumer Discretionary – 3.92%
Lowe's	12,000	$248,880
		248,880
Energy – 3.76%
EOG Resources	2,450	238,875
		238,875
Financial Services – 15.22%
Bank of New York Mellon	10,600	265,742
†IntercontinentalExchange	3,450	364,389
MasterCard Class A	1,600	336,064
		966,195
Health Care – 26.63%
Allergan	6,850	418,261
†Gilead Sciences	9,200	306,544
†Medco Health Solutions	6,200	297,600
Perrigo	6,700	375,267
UnitedHealth Group	9,600	292,320
		1,689,992
Materials & Processing – 4.59%
Syngenta ADR	6,600	291,258
		291,258
Technology – 39.15%
†Apple	2,270	583,957
†Crown Castle International	10,000	395,100
†Google Class A	650	315,153
†priceline.com	1,700	381,480
QUALCOMM	9,000	342,720
†Symantec	17,500	226,975
†VeriSign	8,500	239,275
		2,484,660
Utilities – 5.41%
†j2 Global Communications	14,600	343,538
		343,538
Total Common Stock (cost $5,491,814)		6,263,398

	Principal
	Amount
≠Discount Note – 1.36%
Federal Home Loan Bank 0.06% 8/2/10	$86,000	86,000
Total Discount Note (cost $86,000)		86,000

Total Value of Securities – 100.04%
(cost $5,577,814)		6,349,398
Liabilities Net of Receivables and Other Assets (See Notes) – (.0.04%)		(2,339)
Net Assets Applicable to 1,211,780 Shares Outstanding – 100.00%		$6,347,059

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Select 20 Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$5,677,473
Aggregate unrealized appreciation	$957,190
Aggregate unrealized depreciation	(285,265)
Net unrealized appreciation	$671,925

For federal income tax purposes, at October 31, 2009, capital loss carryforwards of $5,418,334 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,008,163 expires in 2010, $596,717 expires in 2011, $76,954 expires in 2014, $106,744 expires in 2016 and $2,629,756 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2010:

	Level 1	Level 2	Total
Common Stock	$6,263,398	$-	$6,263,398
Discount Note	-	86,000	86,000
Total	$6,263,398	$86,000	$6,349,398

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund's year ending October 31, 2011 and interim periods therein. Management has evaluated the impact of this update on its current disclosures and determined that there were no transfers of securities between Level 1 investments and Level 2 investments that had a material impact to the Portfolio. Utilizing international fair value pricing could cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2010.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to July 31, 2010 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: